united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22638

Arrow Investments Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100 , Laurel MD 20707

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 7/31

Date of reporting period: 1/31/16

Item 1. Reports to Stockholders.

Arrow DWA Balanced Fund
Arrow DWA Tactical Fund
Arrow Alternative Solutions Fund
Arrow Managed Futures Strategy Fund
Arrow Commodity Strategy Fund

Semi-Annual Report
January 31, 2016

1-877-277-6933

Distributed by Archer Distributors, LLC
Member FINRA

Arrow DWA Balanced Fund

PORTFOLIO REVIEW (Unaudited)

January 31, 2016

The Fund’s performance figures* for the periods ended January 31, 2016, as compared to its benchmark:

					Annualized
			Annualized	Annualized	Since Inception** -
	Six Months	One Year	Three Year	Five Year	January 31, 2016
The Arrow DWA Balanced Fund - Class A	(8.04)%	(6.18)%	2.66%	3.14%	4.21%
The Arrow DWA Balanced Fund - Class A with load	(13.33)%	(11.56)%	0.65%	1.92%	3.56%
The Arrow DWA Balanced Fund - Class C	(8.47)%	(6.97)%	1.87%	2.37%	3.43%
The Arrow DWA Balanced Fund - Institutional Class Shares	(7.93)%	(6.00)%	2.94%	N/A	3.59%
Barclays US Aggregate Bond Index	1.33%	(0.16)%	2.14%	3.51%	2.56%
S&P 500 Total Return Index	(6.77)%	(0.67)%	11.30%	10.91%	6.77%
Morningstar Global Flexible Allocation EW Index	(8.48)%	(7.10)%	(0.07)%	1.32%	2.54%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s total annual operating expenses are 1.81% for Class A shares, 2.56% for Class C shares and 1.56% for the Institutional Class shares per the December 1, 2015 prospectus. For performance information current to the most recent month-end, please call 1-877-277-6933.

**	Inception date is August 7, 2006 for Class A and Class C shares. Inception date is March 21, 2012 for Institutional Class shares.

The Barclays US Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.

The Morningstar Global Flexible Allocation EW Index offers exposure to all of the major asset classes globally, but do not have a specific target asset allocation, thus may invest in variable proportions of stocks, bond or cash.

The Fund’s Asset Classes are as follows:

Asset Class	% of Net Assets
Equity Funds	43.7%
Debt Funds	28.1%
Common Stocks
Consumer, Non-cyclical	6.9%
Consumer, cyclical	5.5%
Communications	2.2%
Industrial	1.6%
Financial	1.5%
Technology	1.2%
Basic Materials	0.8%
Energy	0.8%
Utilities	0.7%
Money Market	5.7%
Other, Cash & Cash Equivalents	1.3%
100.0%

Please refer to the Consolidated Portfolio of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s holdings.

Arrow DWA Tactical Fund

PORTFOLIO REVIEW (Unaudited)

January 31, 2016

The Fund’s performance figures* for the periods ended January 31, 2016, as compared to its benchmark:

					Annualized
			Annualized	Annualized	Since Inception** -
	Six Months	One Year	Three Year	Five Year	January 31, 2016
The Arrow DWA Tactical Fund - Class A	(8.74)%	(7.05)%	5.97%	4.47%	1.33%
The Arrow DWA Tactical Fund - Class A with load	(13.98)%	(12.40)%	3.89%	3.24%	0.55%
The Arrow DWA Tactical Fund - Class C	(9.13)%	(7.82)%	5.13%	3.68%	0.57%
The Arrow DWA Tactical Fund - Institutional Class Shares	(8.63)%	(6.86)%	6.22%	N/A	6.44%
S&P 500 Total Return Index	(6.77)%	(0.67)%	11.30%	10.91%	6.63%
Barclays US Aggregate Bond Index	1.33%	(0.16)%	2.14%	3.51%	4.44%
Morningstar Global Flexible Allocation EW Index	(8.48)%	(7.10)%	(0.07)%	1.32%	0.61%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s total annual operating expenses are 1.79% for Class A shares, 2.54% for Class C shares and 1.54% for the Institutional Class shares per the December 1, 2015 prospectus. For performance information current to the most recent month-end, please call 1-877-277-6933.

**	Inception date is May 30, 2008 for Class A and Class C shares. Inception date is March 21, 2012 for Institutional Class shares.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.

The Barclays US Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

The Morningstar Global Flexible Allocation EW Index offers exposure to all of the major asset classes globally, but do not have a specific target asset allocation, thus may invest in variable proportions of stocks, bond or cash.

The Fund’s Asset Classes are as follows:

Asset Class	% of Net Assets
Equity Funds	69.2%
Debt Funds	18.6%
Money Market Fund	11.3%
Other, Cash & Cash Equivalents	0.9%
100.0%

Please refer to the Consolidated Portfolio of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s holdings.

Arrow Alternative Solutions Fund
PORTFOLIO REVIEW (Unaudited)
January 31, 2016

The Fund’s performance figures* for the periods ended January 31, 2016, as compared to its benchmark:

					Annualized
			Annualized	Annualized	Since Inception** -
	Six Months	One Year	Three Year	Five Year	January 31, 2016
The Arrow Alternative Solutions Fund - Class A	0.73%	3.33%	0.08%	(0.09)%	(1.57)%
The Arrow Alternative Solutions Fund - Class A with load	(5.06)%	(2.62)%	(1.89)%	(1.27)%	(2.27)%
The Arrow Alternative Solutions Fund - Class C	0.38%	2.48%	(0.63)%	(0.85)%	(2.29)%
The Arrow Alternative Solutions Fund - Institutional Class Shares	0.85%	3.53%	0.33%	N/A	0.16%
S&P 500 Total Return Index	(6.77)%	(0.67)%	11.30%	10.91%	5.02%
Barclays US Aggregate Bond Index	1.33%	(0.16)%	2.14%	3.51%	4.54%
Credit Suisse Fixed Income Arbitrage Hedge Fund Index	(0.92)%	(0.63)%	2.29%	4.34%	3.05%
PCM Emerald Long/Short Debt HF Index	(3.25)%	(6.54)%	(3.21)%	0.95%	4.18%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 1.79% for Class A shares, 2.54% for Class C shares and 1.54% for the Institutional Class shares per the December 1, 2015 prospectus. Performance figures for periods greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-877-277-6933.

**	Inception date is October 31, 2007 for Class A and Class C shares. Inception date is March 21, 2012 for Institutional Class shares.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.

The Barclays US Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

The Credit Suisse Fixed Income Arbitrage Hedge Fund Index is a subset of the Credit Suisse Hedge Fund IndexSM that measures the aggregate performance of dedicated short bias funds. Fixed income arbitrage funds typically attempt to generate profits by exploiting inefficiencies and price anomalies between related fixed income securities. Funds often seek to limit volatility by hedging out exposure to the market and interest rate risk. Strategies may include leveraging long and short positions in similar fixed income securities that are related either mathematically or economically. The sector includes credit yield curve relative value trading involving interest rate swaps, government securities and futures; volatility trading involving options; and mortgage-backed securities arbitrage (the mortgage-backed market is primarily U.S.-based and over-the-counter).

The PCM Emerald Long/Short Debt HF Index uses an approach selecting the ETFs based upon a multi-factor quantitative approach.

The Fund’s Asset Classes are as follows:

Asset Class	% of Net Assets
U.S. Treasury	78.7%
Money Market Fund	13.7%
Other, Cash & Cash Equivalents	7.6%
100.0%

Please refer to the Consolidated Portfolio of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s holdings.

Arrow Managed Futures Strategy Fund

PORTFOLIO REVIEW (Unaudited)

January 31, 2016

The Fund’s performance figures* for the periods ended January 31, 2016, as compared to its benchmark:

					Annualized
			Annualized Three	Annualized Five	Since Inception**-
	Six Months	One Year	Year	Year	January 31, 2016
The Arrow Managed Futures Strategy Fund - Class A	0.33%	(0.22)%	2.21%	(2.43)%	(1.15)%
The Arrow Managed Futures Strategy Fund - Class A with load	(5.48)%	(5.96)%	0.22%	(3.58)%	(2.16)%
The Arrow Managed Futures Strategy Fund - Class C	0.01%	(1.01)%	1.40%	(3.17)%	(1.88)%
The Arrow Managed Futures Strategy Fund - Institutional Class Shares	0.48%	0.05%	2.51%	N/A	0.29%
A.I. Managed Futures Volatility Index	17.36%	11.54%	9.48%	7.98%	8.84%
S&P 500 Total Return Index	(6.77)%	(0.67)%	11.30%	10.91%	11.07%
Barclays US Aggregate Bond Index	1.33%	(0.16)%	2.14%	3.51%	3.69%
BarclayHedge BTOP50 Index	5.37%	(1.92)%	4.47%	1.92%	2.29%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s total annual operating expenses are 1.74% for Class A shares, 2.49% for Class C shares and 1.49% for the Institutional Class shares per the December 1, 2015 prospectus. For performance information current to the most recent month-end, please call 1-877-277-6933.

**	Inception date is April 30, 2010 for Class A and Class C shares. Inception date is March 21, 2012 for Institutional Class shares.

The A.I. Managed Futures Volatility Index (AIMFV) is a long/short/flat diversified managed futures index. The index is both systematically and quantitatively based index of numerous components that serve as a proxy for exposures to economic sectors related to financial futures, commodity and volatility futures. Elementally AIMFV provides exposure to Managed Futures sectors. This exposure is complimented with innovative overlays that account for multi-factor seasonality, and a focus on efficient access to directional movements inherent in the underlying components of futures contracts.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.

The Barclays US Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

The BarclayHedge BTOP50 Index (“BTOP50”) seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclay CTA Universe. To be included in the BTOP50, the following criteria must be met: program must be open for investment; manager must be willing to provide us daily returns; program must have at least two years of trading activity; program’s advisor must have at least three years of operating history; and the BTOP50’s portfolio will be equally weighted among the selected programs at the beginning of each calendar year and will be rebalanced annually.

The Fund’s Asset Classes are as follows:

Asset Class	% of Net Assets
U.S. Treasury	90.2%
Money Market Fund	25.7%
Other / Cash & Cash Equivalents	(15.9)%
100.0%

Please refer to the Consolidated Portfolio of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s holdings.

Arrow Commodity Strategy Fund

PORTFOLIO REVIEW (Unaudited)

January 31, 2016

The Fund’s performance figures* for the periods ended January 31, 2016, as compared to its benchmark:

					Annualized
			Annualized Three	Annualized	Since Inception** -
	Six Months	One Year	Year	Five Year	January 31, 2016
The Arrow Commodity Strategy Fund - Class A	(11.89)%	(20.75)%	(17.91)%	(11.83)%	(11.39)%
The Arrow Commodity Strategy Fund - Class A with load	(16.97)%	(25.33)%	(19.51)%	(12.87)%	(12.41)%
The Arrow Commodity Strategy Fund - Class C	(12.25)%	(21.32)%	(18.54)%	(12.50)%	(12.05)%
The Arrow Commodity Strategy Fund - Institutional Class Shares	(11.89)%	(20.63)%	(17.72)%	N/A	(14.70)%
Longview Extended Commodity Index	(19.52)%	(18.92)%	(15.99)%	(9.76)%	(9.28)%
S&P 500 Total Return Index	(6.77)%	(0.67)%	11.30%	10.91%	11.23%
A.I. Extended Commodity Index	(18.80)%	(18.54)%	(15.82)%	(9.70)%	(9.22)%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual operating expenses are 2.94% for Class A shares, 3.69% for Class C shares, and 2.69% for Institutional Class shares per the December 1, 2015 prospectus. After fee waivers, the Fund’s total annual operating expenses are 2.08%, 2.83%, and 1.83%, respectively. Performance figures for periods greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-877-277-6933.

**	Inception date is December 31, 2010 for Class A and Class C shares. Inception date is March 21, 2012 for Institutional Class shares.

Longview Extended Commodity Index (LEX): Povides broad-based commodity exposure across 6 major sectors, represented by 16 components.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.

The A.I. Extended Commodity Index is a diversified commodity index. The index is both systematically and quantitatively based index of numerous components that serve as a proxy for exposures to economic sectors related to commodities.

The Fund’s Asset Classes are as follows:

Asset Class	% of Net Assets
U.S. Treasury	78.1%
Money Market Fund	7.2%
Exchange Traded Note - Commodity	0.0%
Other / Cash & Cash Equivalents	14.7%
100.0%

Please refer to the Consolidated Portfolio of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s holdings.

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2016

Shares		Value
	COMMON STOCKS - 21.2%
	AGRICULTURE - 0.8%
7,960	Altria Group, Inc.	$486,436
5,329	Philip Morris International, Inc.	479,663
9,778	Reynolds American, Inc.	488,411
		1,454,510
	AIRLINES - 0.8%
9,296	American Airlines Group, Inc.	362,451
8,240	Delta Air Lines, Inc.	364,950
9,836	Southwest Airlines Co.	370,030
7,720	United Continental Holdings, Inc. *	372,722
		1,470,153
	APPAREL - 0.8%
23,266	Nike, Inc.	1,442,725

	AUTO PARTS & EQUIPMENT- 0.8%
51,292	Goodyear Tire & Rubber Co.	1,457,206

	BEVERAGES - 1.6%
7,509	Brown-Forman Corp.	734,680
4,689	Constellation Brands, Inc.	714,979
16,098	Molson Coors Brewing Co.	1,456,547
		2,906,206
	BIOTECHNOLOGY - 0.6%
1,087	Alexion Pharmaceuticals, Inc. *	158,626
1,116	Amgen, Inc.	170,447
569	Biogen, Inc. *	155,371
1,627	Celgene Corp. *	163,221
1,751	Gilead Sciences, Inc.	145,333
381	Regeneron Pharmaceuticals, Inc. *	160,054
1,706	Vertex Pharmaceuticals, Inc. *	154,819
		1,107,871
	BUILDING MATERIALS - 1.2%
6,010	Martin Marietta Materials, Inc.	754,736
28,007	Masco Corp.	739,105
8,553	Vulcan Materials Co.	754,374
		2,248,215
	CHEMICALS - 0.8%
3,447	Ecolab, Inc.	371,828
3,208	International Flavors & Fragrances, Inc.	375,208
3,969	PPG Industries, Inc.	377,531
1,426	Sherwin-Williams Co.	364,585
		1,489,152
	COMMERCIAL SERVICES - 1.4%
1,603	Automatic Data Processing, Inc.	133,193
17,126	Cintas Corp.	1,471,466
3,457	McGraw Hill Financial, Inc.	293,914
3,268	Moody’s Corp.	291,309
3,947	PayPal Holdings, Inc. *	142,645
3,410	Total System Services, Inc.	136,946

See accompanying notes to consolidated financial statements.

Arrow DWA Balanced Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

January 31, 2016

Shares		Value
	COMMERCIAL SERVICES (continued) - 1.4%
7,928	The Western Union Co.	$141,436
		2,610,909
	DIVERSIFIED FINANCIAL SERVICES - 0.7%
650	Alliance Data Systems Corp. *	129,864
3,270	CME Group, Inc.	293,809
1,119	Intercontinental Exchange, Inc.	295,192
1,436	MasterCard, Inc.	127,847
4,836	NASDAQ OMX Group, Inc.	299,832
1,832	Visa, Inc.	136,466
		1,283,010
	ELECTRONICS - 0.4%
12,022	Allegion PLC	728,052

	FOOD - 0.8%
18,824	Kroger Co.	730,559
24,686	Whole Foods Market, Inc.	723,547
		1,454,106
	GAS - 0.7%
22,110	AGL Resources, Inc.	1,405,312

	HEALTHCARE - PRODUCTS - 0.3%
1,965	Henry Schein, Inc. *	297,580
6,981	Patterson Cos, Inc.	296,413
		593,993
	HEALTHCARE - SERVICES - 0.8%
2,846	Aetna, Inc.	289,837
2,229	Anthem, Inc.	290,862
2,168	Cigna Corp.	289,645
1,751	Humana, Inc.	285,045
2,557	UnitedHealth Group, Inc.	294,464
		1,449,853
	HOUSEWARES - 0.8%
37,960	Newell Rubbermaid, Inc.	1,472,089

	INTERNET - 1.4%
282	Alphabet, Inc. - Class A *	214,701
278	Alphabet, Inc. - Class C *	206,540
462	Amazon.com, Inc. *	271,194
8,794	eBay, Inc. *	206,307
2,886	Expedia, Inc.	291,601
1,864	Facebook, Inc. *	209,159
3,016	Netflix, Inc. *	276,989
273	Priceline Group, Inc. *	290,737
4,230	TripAdvisor, Inc. *	282,395
2,579	VeriSign, Inc. *	194,972
7,075	Yahoo!, Inc.	208,783
		2,653,378

See accompanying notes to consolidated financial statements.

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2016

Shares		Value
	MEDIA - 0.8%
15,015	Cablevision Systems Corp.	$479,129
8,772	Comcast Corp.	488,688
2,659	Time Warner Cable, Inc.	483,965
		1,451,782
	OFFICE & BUSINESS EQUIPMENT - 0.1%
13,594	Xerox Corp.	132,541

	OIL & GAS - 0.8%
8,851	Marathon Petroleum Corp.	369,883
4,523	Phillips 66	362,518
4,250	Tesoro Corp.	370,813
5,428	Valero Energy Corp.	368,398
		1,471,612
	PHARMACEUTICALS - 0.6%
2,960	AbbVie, Inc.	162,504
3,262	AmerisourceBergen Corp.	292,145
3,970	Baxalta, Inc. *	158,840
3,605	Cardinal Health,Inc.	293,339
1,779	McKesson Corp.	286,383
		1,193,211
	REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.8%
10,333	General Growth Properties, Inc.	289,737
10,771	Kimco Realty Corp.	292,863
3,746	The Macerich Co.	292,076
5,190	Realty Income Corp.	289,550
1,525	Simon Property Group, Inc.	284,077
		1,448,303
	RETAIL - 2.3%
1,917	Advance Auto Parts, Inc.	291,480
6,857	AutoNation, Inc. *	296,565
381	AutoZone, Inc. *	292,376
6,638	CarMax, Inc. *	293,267
7,615	CVS Health Corp.	735,533
5,804	Home Depot, Inc.	729,911
10,210	Lowe’s Cos, Inc.	731,649
1,111	O’Reilly Automotive, Inc. *	289,860
9,080	Walgreens Boots Alliance, Inc.	723,858
		4,384,499
	SOFTWARE - 1.1%
21,070	Activision Blizzard, Inc.	733,657
4,679	Akamai Technologies, Inc. *	213,456
10,201	Electronic Arts, Inc. *	658,424
2,224	Fidelity National Information Services, Inc.	132,840
1,422	Fiserv, Inc. *	134,464
2,599	Paychex, Inc.	124,388
		1,997,229

	TOTAL COMMON STOCKS (Cost $40,114,292)	39,305,917

See accompanying notes to consolidated financial statements.

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2016

Shares		Value
	EXCHANGE TRADED FUNDS - 71.8%
	DEBT FUNDS - 28.1%
243,096	iShares 7-10 Year Treasury Bond ETF	$26,524,205
319,375	Vanguard Short-Term Bond ETF	25,613,875
		52,138,080
	EQUITY FUNDS - 27.0%
138,274	iShares Cohen & Steers REIT ETF	13,203,784
188,163	Vanguard Growth ETF	18,805,010
234,131	Vanguard Mid-Cap Growth ETF	18,177,931
		50,186,725
	FOREIGN INDEX FUNDS - 16.7%
394,599	iShares MSCI Belgium Capped ETF	6,771,319
339,234	iShares MSCI Hong Kong ETF	6,096,035
453,831	iShares MSCI Italy Capped ETF	5,477,740
547,613	iShares MSCI Japan ETF	6,297,549
272,481	iShares MSCI Netherlands ETF	6,367,881
		31,010,524

	TOTAL EXCHANGE TRADED FUNDS (Cost $129,593,081)	133,335,329

	SHORT-TERM INVESTMENT - 5.7%
	MONEY MARKET FUND - 5.7%
9,750,141	Fidelity Institutional Money Market Fund - Money Market Portfolio - Institutional Class to yield 0.38% ^ +	9,750,141
840,504	Fidelity Institutional Money Market Fund - Money Market Portfolio - Class I to yield 0.34% ^ +	840,504

	TOTAL SHORT-TERM INVESTMENTS (Cost $10,590,645)	10,590,645

	TOTAL INVESTMENTS - 98.7% (Cost $180,298,018) (a)	$183,231,891
	OTHER ASSETS LESS LIABILITIES - 1.3%	2,352,531
	NET ASSETS - 100.0%	$185,584,422

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $180,441,341 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$10,113,158
Unrealized Depreciation:	(7,322,608)
Net Unrealized Appreciation:	$2,790,550

*	Non-Income producing security.

^	Money market fund; interest rate reflects seven-day effective yield on January 31, 2016.

+	All or a portion of this investment is a holding of the ADWAB Fund Limited.

REITS - Real Estate Investment Trust

See accompanying notes to consolidated financial statements.

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2016

	FUTURES CONTRACTS
Long			Underlying Face	Unrealized
Contracts	Open Long Futures Contracts ++ ^	Expiration	Amount at Value	Gain / (Loss)
116	Dollar Index Future	Mar-16	$11,559,632	$196,981
	Net Unrealized Gain from Open Long Futures Contracts			$196,981

++	All or a portion of these contracts are holdings of the ADWAB Fund Limited.

^	All collateral for open futures contracts consists of cash included as Deposits with brokers on the Consolidated Statement of Assets and Liabilities.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2016

Shares		Value
	EXCHANGE TRADED FUNDS - 87.8%
	DEBT FUNDS - 18.6%
228,557	iShares 1-3 Year Treasury Bond ETF	$19,406,775
172,279	iShares 7-10 Year Treasury Bond ETF	18,797,362
		38,204,137
	EQUITY FUNDS - 69.2%
265,489	Consumer Discretionary Select Sector SPDR ETF	19,675,390
393,806	Consumer Staples Select Sector SPDR ETF	19,989,592
215,435	iShares Cohen & Steers REIT ETF	20,571,888
1,566,352	PowerShares High Yield Equity Dividend Achievers ETF	20,487,884
550,630	PowerShares S&P 500 Low Volatility ETF	20,824,827
489,879	Technology Select Sector SPDR ETF	20,202,610
206,271	Vanguard Growth ETF	20,614,724
		142,366,915

	TOTAL EXCHANGE TRADED FUNDS (Cost $181,448,859)	180,571,052

	SHORT-TERM INVESTMENT - 11.3%
	MONEY MARKET FUND - 11.3%
23,244,094	Fidelity Institutional Money Market Fund - Money Market Portfolio - Class I to yield 0.35% * + (Cost $23,244,094)	23,244,094

	TOTAL INVESTMENTS - 99.1% (Cost $204,692,953) (a)	$203,815,146
	OTHER ASSETS LESS LIABILITIES - 0.9%	1,781,090
	NET ASSETS - 100.0%	$205,596,236

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $204,720,270 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$2,396,093
Unrealized Depreciation	(3,301,217)
Net Unrealized Depreciation:	$(905,124)

*	Money market fund; interest rate reflects seven-day effective yield on January 31, 2016.

+	All or a portion of this investment is a holding of the ADWAT Fund Limited.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2016

	FUTURES CONTRACTS
Long			Underlying Face	Unrealized
Contracts	Open Long Futures Contracts ^	Expiration	Amount at Value	Gain / (Loss)
210	Dollar Index Future	Mar-16	$20,926,920	$354,846
	Net Unrealized Gain from Open Long Futures Contracts			$354,846

^	All collateral for open futures contracts consists of cash included as Deposits with brokers on the Consolidated Statement of Assets and Liabilities.

See accompanying notes to consolidated financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2016

Shares		Value
	SHORT-TERM INVESTMENTS - 92.4%
	MONEY MARKET FUND - 13.7%
3,432,399	Fidelity Institutional Money Market Fund - Money Market Portfolio - Select Class to yield 0.29% * ++	$3,432,399
15,362,910	Fidelity Institutional Money Market Fund - Money Market Portfolio - Class I to yield 0.35% *	15,362,910
		18,795,309
Principal ($)
	U.S. TREASURY - 78.7% **
60,000,000	United States Treasury Bill, due 2/4/2016, 0.200%	59,998,458
15,000,000	United States Treasury Bill, due 2/4/2016, 0.200%	14,999,875
32,500,000	United States Treasury Bill, due 3/3/2016, 0.270%	32,494,189
		107,492,522

	TOTAL SHORT-TERM INVESTMENTS (Cost $126,287,831)	126,287,831

	TOTAL INVESTMENTS - 92.4% (Cost $126,287,831) (a)	$126,287,831
	OTHER ASSETS LESS LIABILITIES - 7.6%	10,338,111
	NET ASSETS - 100.0%	$136,625,942

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $126,287,831 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation	$—
Unrealized Depreciation	—
Net Unrealized Appreciation	$—

*	Money market fund; interest rate reflects seven-day effective yield on January 31, 2016.

**	Interest rate represents discount rate at time of purchase.

++	All or a portion of this investment is a holding of the Northern Lights SPC.

See accompanying notes to consolidated financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2016

	FUTURES CONTRACTS
Long			Underlying Face	Unrealized
Contracts	Open Long Futures Contracts ^	Expiration	Amount at Value	Gain / (Loss)
19	US Ultra Bond	Mar-16	$3,157,572	$13,844
	Net Unrealized Gain from Long Futures Contracts			$13,844

Unrealized
Appreciation/
Depreciation
LONG INDEX SWAP CONTRACT ^
Proprietary Index July 2017, Long Custom Managed Futures Index Swap - Deutsche Bank AG, to receive the appreciation of the Index vs. the depreciation of the Index plus 1% per annum, Federal Fund rate plus 30bps (Notional Amount $28,154,112)

Unrealized Depreciation from Credit Default Swap Contracts	$(693,519)

CREDIT DEFAULT SWAP CONTRACTS ^

December 2020, Exchange Traded Credit Default Swap to Sell Protection (1) - CXP.HY.525.A29 Maturity 12/20/20 - Counterparty Goldman Sachs, to receive fixed interest of 5% (Notional Amount $38,300,000)(3)

Unrealized Appreciation from Credit Default Swap Contracts	$286,762 (2)

Net Unrealized Depreciation on Swap Contracts	$(406,757)

^	All collateral for open futures/swaps contracts consists of cash included as Deposits with brokers on the Consolidated Statement of Assets and Liabilities.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising of the referenced index.

(2)	Consists of premium paid of $57,938 and current asset value of $344,700. The prices and resulting values for credit default swap agreements on credit indices serve as an indicator the current status of the payment/performance risk and represent the likelihood of an expected liablity (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occuring as defined under the terms of the agreement.

(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

January 31, 2016

Shares		Value
	SHORT-TERM INVESTMENTS - 115.9%
	MONEY MARKET FUND - 25.7%
16,157,258	Fidelity Institutional Money Market Fund - Money Market Portfolio - Class I to yield 0.35% ** ++	$16,157,258

Principal ($)
	U.S. TREASURY - 90.2%
11,250,000	United States Treasury Bills due 2/4/2016, 0.200% *	11,249,774
26,250,000	United States Treasury Bills due 3/3/2016, 0.270% *	26,245,936
10,000,000	United States Treasury Bills due 3/31/2016, 0.260% *	9,995,847
9,300,000	United States Treasury Bills due 3/31/2016, 0.260% *	9,296,138
		56,787,695

	TOTAL SHORT-TERM INVESTMENTS (Cost $72,944,953)	72,944,953

	TOTAL INVESTMENTS - 115.9% (Cost $72,944,953) (a)	$72,944,953
	OTHER LIABILITIES IN EXCESS OF ASSETS - (15.9)%	(10,029,626)
	NET ASSETS - 100.0%	$62,915,327

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $72,944,953 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation	$—
Unrealized Depreciation	—
Net Unrealized Appreciation	$—

*	Interest rate represents discount rate at time of purchase.

**	Money market fund; interest rate reflects seven-day effective yield on January 31, 2016.

++	All or a portion of this investment is a holding of the Arrow MFS Fund Limited.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

January 31, 2016

Unrealized
Appreciation/Depreciation

SWAP CONTRACTS ^ ++

Price return swap with Societe Generale, S.A., London Branch. The swap provides exposure to the price returns of WMA program of Dunn Capital Management, LLC. (“Dunn”) calculated on a daily basis. Under the terms of the swap, the Advisor has the ability to reset the notional value or the trading level of the Swap as frequently as daily. The swap was effective on September, 30th, 2015 and has a term of five years there from unless earlier terminated. In addition, the swap provides for an annual fee of 0.50% payable to Societe Generale accrued on the notional level of the swap. (Notional Value $28,034,787)	$774,757

Price return swap with Societe Generale, S.A., London Branch. The swap provides exposure to the price returns of WMA program of Dunn Capital Management, LLC. (“Dunn”) calculated on a daily basis. Under the terms of the swap, the Advisor has the ability to reset the notional value or the trading level of the Swap as frequently as daily. The swap was effective on September, 30th, 2015 and has a term of five years there from unless earlier terminated. In addition, the swap provides for an annual fee of 0.50% payable to Societe Generale accrued on the notional level of the swap. (Notional Value $33,833,200)	$87,114

Total Net Unrealized Appreciation on Swap Contracts	$861,871

++	All or a portion of these contracts are holdings of the Arrow MFS Fund Limited.

^	All collateral for open futures/swap contracts consists of cash included as Deposits with brokers on the Consolidated Statement of Assets and Liabilities.

See accompanying notes to consolidated financial statements.

Arrow Commodity Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

January 31, 2016

Shares		Value
	EXCHANGE TRADED NOTE - 0.0%
	COMMODITY FUND - 0.0%
50	iPath Bloomberg Commodity Index Total Return ETN * (Cost $1,054)	$1,050

Principal ($)
	SHORT-TERM INVESTMENTS - 78.1%
	U.S. TREASURY - 78.1%
2,700,000	United States Treasury Bills due 2/10/2016, 0.20% **	2,699,953

Shares
	MONEY MARKET FUND - 7.2%
249,535	Fidelity Institutional Money Market Fund - Money Market Portfolio - Class I to yield 0.35% *** ++	249,535

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,949,488)	2,949,488

	TOTAL INVESTMENTS - 85.3% (Cost $2,950,542) (a)	$2,950,538
	OTHER ASSETS LESS LIABILITIES - 14.7%	506,566
	NET ASSETS - 100.0%	$3,457,104

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $2,950,586 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$—
Unrealized Depreciation:	(48)
Net Unrealized Depreciation:	$(48)

*	Non-Income producing security.

**	Interest rate represents discount rate at time of purchase.

***	Money market fund; interest rate reflects seven-day effective yield on January 31, 2016.

++	All or a portion of this investment is a holding of the ACT Fund Limited.

See accompanying notes to consolidated financial statements.

Arrow Commodity Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

January 31, 2016

	FUTURES CONTRACTS
Long			Underlying Face	Unrealized
Contracts	Open Long Futures Contracts ++ ^	Expiration	Amount at Value	Gain / (Loss)
5	Cocoa	Dec-16	$137,700	$(16,370)
5	Coffee	Dec-16	232,688	(14,725)
5	Copper Future	Dec-16	260,313	(35,737)
5	Corn	Dec-16	98,313	(737)
5	Cotton	Dec-16	153,475	(1,952)
5	Crude Oil	Dec-16	208,750	(53,443)
4	Gasoline RBOB	Jun-16	229,068	(49,031)
1	Gasoline RBOB	Dec-16	47,620	67
5	Gold	Dec-16	559,300	(9,090)
4	Lean Hogs	Jun-16	129,040	1,397
1	Lean Hogs	Dec-16	25,280	(80)
4	Live Cattle	Jun-16	197,480	(17,550)
1	Live Cattle	Dec-16	48,240	128
5	Natural Gas Future	Mar-17	140,300	(21,327)
4	NY Harbor ULSD Future	Jun-16	190,596	(89,874)
1	NY Harbor ULSD Future	Dec-16	53,004	8,820
5	Silver	Dec-16	358,750	(12,445)
5	Soybean Future	Nov-16	223,250	4,687
5	Wheat Future	Dec-16	128,188	(1,787)
5	World Sugar # 11	Mar-17	77,504	5,521
	Net Unrealized Loss from Open Futures Contracts			$(303,528)

++	All or a portion of these contracts are holdings of the ACT Fund Limited.

^	All collateral for open futures/swaps contracts consists of cash included as Deposits with brokers on the Consolidated Statement of Assets and Liabilities.

See accompanying notes to consolidated financial statements.

The Arrow Funds

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

January 31, 2016

			Arrow	Arrow Managed	Arrow
	Arrow DWA	Arrow DWA	Alternative	Futures Strategy	Commodity
	Balanced Fund	Tactical Fund	Solutions Fund	Fund	Strategy Fund
ASSETS
Investment securities:
Investments, At cost	$180,298,018	$204,692,953	$126,287,831	$72,944,953	$2,950,542
Investments, At value	$183,231,891	$203,815,146	$126,287,831	$72,944,953	$2,950,538
Cash	—	—	—	14,663	—
Deposits with broker	1,084,009	1,796,367	10,856,629	—	814,384
Unrealized appreciation on swap contracts	—	—	—	861,871	—
Receivable for Fund shares sold	42,754	89,193	7,656,059	85,452	—
Dividends and interest receivable	15,350	714	537	387	8
Receivable for securities sold	5,510,014	—	—	—	—
Due from advisor	—	—	—	—	14,261
Variation margin - due from broker	196,981	354,846	13,844	—	—
Prepaid expenses and other assets	41,137	112,208	36,328	34,611	35,466
TOTAL ASSETS	190,122,136	206,168,474	144,851,228	73,941,937	3,814,657

LIABILITIES
Payable for investments purchased	4,078,364	—	—	10,949,044	—
Payable for Fund shares repurchased	99,128	245,269	7,693,546	7,909	4,519
Investment advisory fees payable	149,467	164,937	78,742	39,977	—
Variation margin - due to broker	—	—	—	—	303,528
Distribution (12b-1) fees payable	76,737	55,424	3,989	1,402	709
Accrued expenses and other liabilities	71,081	58,880	40,389	24,785	47,853
Payable to related parties	62,937	47,728	1,863	3,493	944
Unrealized depreciation on swap contracts	—	—	406,757	—	—
TOTAL LIABILITIES	4,537,714	572,238	8,225,286	11,026,610	357,553
NET ASSETS	$185,584,422	$205,596,236	$136,625,942	$62,915,327	$3,457,104

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$191,168,027	$211,466,747	$142,159,084	$87,208,635	$9,943,217
Accumulated net investment (loss)	(1,255,898)	(54,278)	(404,842)	(1,283,298)	(587,996)
Accumulated net realized (loss) from security transactions, futures contracts, purchased options and swaps	(7,458,561)	(5,293,272)	(4,500,156)	(23,871,881)	(5,594,585)
Net unrealized appreciation (depreciation) of investments, foreign currency translations, futures contracts and swaps	3,130,854	(522,961)	(628,144)	861,871	(303,532)
NET ASSETS	$185,584,422	$205,596,236	$136,625,942	$62,915,327	$3,457,104

See accompanying notes to consolidated financial statements.

The Arrow Funds

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)(Continued)

January 31, 2016

				Arrow	Arrow
			Arrow	Managed	Commodity
	Arrow DWA	Arrow DWA	Alternative	Futures Strategy	Strategy
	Balanced Fund	Tactical Fund	Solutions Fund	Fund	Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$75,546,828	$57,728,038	$14,221,715	$5,701,548	$723,397
Shares of beneficial interest outstanding	6,388,136	6,105,152	1,723,524	630,920	143,614
Net asset value (Net assets ÷ Shares outstanding), and redemption price per share (a)	$11.83	$9.46	$8.25	$9.04	$5.04
Maximum offering price per share (maximum sales charges of 5.75%) (b)	$12.55	$10.04	$8.75	$9.59	$5.35

Class C Shares:
Net Assets	$84,380,309	$59,606,606	$2,205,623	$2,053,984	$93,791
Shares of beneficial interest outstanding	7,490,780	6,624,036	278,497	234,976	19,258
Net asset value (Net assets ÷ Shares outstanding), offering price and redemption price per share(a)	$11.26	$9.00	$7.92	$8.74	$4.87

Institutional Class Shares:
Net Assets	$25,657,285	$88,261,592	$120,198,604	$55,159,795	$2,639,916
Shares of beneficial interest outstanding	2,155,087	9,303,310	14,449,358	6,048,219	523,479
Net asset value (Net assets ÷ Shares outstanding), offering price and redemption price per share(a)	$11.91	$9.49	$8.32	$9.12	$5.04

(a)	For each of the Funds, except Arrow Alternative Solutions Fund, redemptions of shares held less than 30 days may be assessed a redemption fee of 1.00%.

(b)	For certain purchases of $1 million or more, a l% contingent deferred sales charge may apply to redemptions made within 18 months of purchase, where the maximum sales charge of 5.75% is waived at the time of purchase.

See accompanying notes to consolidated financial statements.

The Arrow Funds

CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited)

For the Six Months Ended January 31, 2016

					Arrow
			Arrow	Arrow Managed	Commodity
	Arrow DWA	Arrow DWA	Alternative	Futures Strategy	Strategy
	Balanced Fund	Tactical Fund	Solutions Fund	Fund	Fund
INVESTMENT INCOME
Dividends from unaffiliated companies	$1,644,261	$1,710,865	$246,159	$—	$—
Dividends from affiliated companies	35,188	—	—	—	—
Interest	6,193	16,934	38,155	16,024	1,061
TOTAL INVESTMENT INCOME	1,685,642	1,727,799	284,314	16,024	1,061

EXPENSES
Investment advisory fees	1,044,030	1,127,059	342,414	121,030	17,691
Distribution (12b-1) fees, Class C	459,282	314,604	9,148	5,716	563
Distribution (12b-1) fees, Class A	107,470	80,311	14,227	2,628	1,338
Administrative services fees	70,607	64,024	15,449	5,075	1,941
Non 12b-1 shareholder servicing	67,315	24,570	7,797	1,617	2,227
Transfer agent fees	36,500	35,901	10,360	2,261	1,132
Accounting services fees	34,704	31,970	7,571	2,492	696
Professional fees	25,181	16,456	13,341	14,026	10,705
Registration fees	22,439	25,431	22,386	23,935	24,932
Printing and postage expenses	22,439	25,930	3,154	1,431	230
Custodian fees	13,583	14,560	2,806	3,548	3,006
Compliance officer fees	11,568	8,918	1,264	301	193
Trustees’ fees and expenses	7,280	5,984	6,914	2,949	6,867
Insurance expense	3,889	3,740	298	182	87
Other expenses	—	2,834	912	895	2,302
TOTAL EXPENSES	1,926,287	1,782,292	458,041	188,086	73,910
Less: Fees waived	—	—	—	—	(31,914)
Plus: Recaptured fee waivers/reimbursements	—	—	5,098	—	—
NET EXPENSES	1,926,287	1,782,292	463,139	188,086	41,996
NET INVESTMENT LOSS	(240,645)	(54,493)	(178,825)	(172,062)	(40,935)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Security transactions, unaffiliated companies	(5,151,065)	5,390,239	(632,956)	—	(25,453)
Security transactions, affiliated companies	(86,346)	—	—	—	—
Futures contracts	(1,153,150)	585,398	1,511,923	78,071	(1,332,674)
Swap contracts	—	—	(1,035,587)	(68,441)	—
	(6,390,561)	5,975,637	(156,620)	9,630	(1,358,127)
Net change in unrealized appreciation (depreciation) of:
Securities and foreign currency translations,
Securities, unaffiliated companies	(11,070,289)	(27,704,798)	—	—	4,177
Securities, affiliated companies	(349,004)	—	—	—	—
Futures contracts	(102,775)	(161,419)	(25,533)	(22,053)	834,435
Swap contracts	—	—	(439,604)	861,871	—
	(11,522,068)	(27,866,217)	(465,137)	839,818	838,612
NET REALIZED AND UNREALIZED GAIN (LOSS)	(17,912,629)	(21,890,580)	(621,757)	849,448	(519,515)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(18,153,274)	$(21,945,073)	$(800,582)	$677,386	$(560,450)

See accompanying notes to consolidated financial statements.

Arrow DWA Balanced Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	January 31, 2016	Year Ended
	(Unaudited)	July 31, 2015
FROM OPERATIONS
Net investment loss	$(240,645)	$(283,629)
Net realized gain/(loss) from securities and futures transactions	(6,390,561)	21,011,925
Net change in unrealized depreciation of securities and futures contracts	(11,522,068)	(8,499,356)
Net increase/(decrease) in net assets resulting from operations	(18,153,274)	12,228,940

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	—	(652,694)
Institutional Class	—	(247,466)
From net realized gains:
Class A	(4,412,992)	(12,275,540)
Class C	(5,062,597)	(12,751,447)
Institutional Class	(1,501,943)	(4,972,918)
Net decrease in net assets from distributions to shareholders	(10,977,532)	(30,900,065)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,923,354	6,433,250
Class C	1,938,957	5,488,578
Institutional Class	2,534,874	16,219,691
Net asset value of shares issued in reinvestment of distributions:
Class A	3,819,824	11,062,141
Class C	4,482,203	11,243,026
Institutional Class	1,080,281	4,046,721
Redemption fee proceeds:
Class A	29	339
Class C	30	348
Institutional Class	10	131
Payments for shares redeemed:
Class A	(15,059,511)	(40,025,646)
Class C	(9,826,906)	(22,564,542)
Institutional Class	(9,011,923)	(26,017,758)
Net decrease in net assets from shares of beneficial interest	(18,118,778)	(34,113,721)

TOTAL DECREASE IN NET ASSETS	(47,249,584)	(52,784,846)

NET ASSETS
Beginning of Period	232,834,006	285,618,852
End of Period *	$185,584,422	$232,834,006
* Includes accumulated net investment loss of:	$(1,255,898)	$(1,015,253)

See accompanying notes to consolidated financial statements.

Arrow DWA Balanced Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	January 31, 2016	Year Ended
	(Unaudited)	July 31, 2015

SHARE ACTIVITY - Class A
Shares Sold	149,313	459,828
Shares Reinvested	308,050	827,385
Shares Redeemed	(1,178,643)	(2,826,064)
Net decrease in shares of beneficial interest outstanding	(721,280)	(1,538,851)

SHARE ACTIVITY - Class C
Shares Sold	158,501	406,519
Shares Reinvested	379,205	872,906
Shares Redeemed	(800,778)	(1,675,443)
Net decrease in shares of beneficial interest outstanding	(263,072)	(396,018)

SHARE ACTIVITY - Institutional Class
Shares Sold	195,468	1,132,181
Shares Reinvested	86,561	301,544
Shares Redeemed	(698,896)	(1,840,368)
Net decrease in shares of beneficial interest outstanding	(416,867)	(406,643)

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	January 31, 2016	Year Ended
	(Unaudited)	July 31, 2015
FROM OPERATIONS
Net investment income/(loss)	$(54,493)	$330,046
Net realized gain from security and futures transactions	5,975,637	7,958,768
Net change in unrealized appreciation (depreciation) of securities	(27,866,217)	9,781,804
Net increase/(decrease) in net assets resulting from operations	(21,945,073)	18,070,618

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Institutional Class	—	(124,782)
From net realized gains:
Class A	(3,671,191)	(348,963)
Class C	(3,860,011)	(156,060)
Institutional Class	(5,818,373)	(601,712)
Net decrease in net assets from distributions to shareholders	(13,349,575)	(1,231,517)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	6,790,125	19,626,399
Class C	3,575,944	16,414,772
Institutional Class	17,112,448	50,664,946
Net asset value of shares issued in reinvestment of distributions:
Class A	3,351,189	312,455
Class C	3,581,301	143,818
Institutional Class	4,897,223	632,499
Redemption fee proceeds:
Class A	538	777
Class C	513	654
Institutional Class	819	1,025
Payments for shares redeemed:
Class A	(16,957,886)	(31,249,492)
Class C	(7,142,616)	(10,883,485)
Institutional Class	(26,114,588)	(41,503,156)
Net increase/(decrease) in net assets from shares of beneficial interest	(10,904,990)	4,161,212

TOTAL INCREASE (DECREASE) IN NET ASSETS	(46,199,638)	21,000,313

NET ASSETS
Beginning of Period	251,795,874	230,795,561
End of Period *	$205,596,236	$251,795,874
* Includes accumulated net investment income (loss) of:	$(54,278)	$215

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	January 31, 2016	Year Ended
	(Unaudited)	July 31, 2015
SHARE ACTIVITY - Class A
Shares Sold	662,545	1,804,419
Shares Reinvested	341,262	28,200
Shares Redeemed	(1,666,203)	(2,904,665)
Net decrease in shares of beneficial interest outstanding	(662,396)	(1,072,046)

SHARE ACTIVITY - Class C
Shares Sold	364,822	1,562,720
Shares Reinvested	383,027	13,491
Shares Redeemed	(734,120)	(1,041,700)
Net increase in shares of beneficial interest outstanding	13,729	534,511

SHARE ACTIVITY - Institutional Class
Shares Sold	1,669,573	4,674,816
Shares Reinvested	497,180	57,033
Shares Redeemed	(2,606,397)	(3,818,836)
Net increase/(decrease) in shares of beneficial interest outstanding	(439,644)	913,013

See accompanying notes to consolidated financial statements.

Arrow Alternative Solutions Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	January 31, 2016	Year Ended
	(Unaudited)	July 31, 2015
FROM OPERATIONS
Net investment income /(loss)	$(178,825)	$188,557
Net realized gain/(loss) from security transactions, futures contracts, swap contracts, and purchased options	(156,620)	426,112
Net change in unrealized appreciation (depreciation) of securities, foreign currency translations, futures contracts, swap contracts, and purchased options	(465,137)	251,351
Net increase (decrease) in net assets resulting from operations	(800,582)	866,020

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	—	(56,058)
Class C	—	(4,700)
Institutional Class	—	(137,175)
Net decrease in net assets from distributions to shareholders	—	(197,933)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	17,230,991	5,622,507
Class C	1,031,754	242,523
Institutional Class	116,521,980	15,310,438
Net asset value of shares issued in reinvestment of distributions:
Class A	—	41,226
Class C	—	4,145
Class I	—	68,963
Payments for shares redeemed:
Class A	(10,866,154)	(5,651,786)
Class C	(196,730)	(279,777)
Institutional Class	(16,760,193)	(8,701,748)
Net increase in net assets from shares of beneficial interest	106,961,648	6,656,491

TOTAL INCREASE IN NET ASSETS	106,161,066	7,324,578

NET ASSETS
Beginning of Period	30,464,876	23,140,298
End of Period *	$136,625,942	$30,464,876
* Includes accumulated net investment loss of:	$(404,842)	$(226,017)

See accompanying notes to consolidated financial statements.

Arrow Alternative Solutions Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	January 31, 2016	Year Ended
	(Unaudited)	July 31, 2015
SHARE ACTIVITY - Class A
Shares Sold	2,065,155	691,320
Shares Reinvested	—	5,075
Shares Redeemed	(1,313,097)	(700,781)
Net increase (decrease) in shares of beneficial interest outstanding	752,058	(4,386)

SHARE ACTIVITY - Class C
Shares Sold	128,039	31,154
Shares Reinvested	—	530
Shares Redeemed	(24,707)	(35,952)
Net increase (decrease) in shares of beneficial interest outstanding	103,332	(4,268)

SHARE ACTIVITY - Institutional Class
Shares Sold	13,894,914	1,867,868
Shares Reinvested	—	8,433
Shares Redeemed	(2,008,224)	(1,072,834)
Net increase in shares of beneficial interest outstanding	11,886,690	803,467

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	January 31, 2016	Year Ended
	(Unaudited)	July 31, 2015
FROM OPERATIONS
Net investment loss	$(172,062)	$(198,774)
Net realized gain from security transactions, futures contracts and swap contracts	9,630	1,112,799
Net change in unrealized appreciation of securities, future contracts and swap contracts	839,818	17,557
Net increase in net assets resulting from operations	677,386	931,582

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(25,861)	—
Class C	(8,907)	—
Class I	(746,672)	—
Net decrease in net assets from distributions to shareholders	(781,440)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	4,774,700	1,190,257
Class C	1,218,957	33,037
Institutional Class	53,762,998	2,514,397
Net asset value of shares issued in reinvestment of distributions:
Class A	21,590	—
Class C	8,772	—
Class I	746,284	—
Redemption fee proceeds:
Class A	10	28
Class C	6	12
Institutional Class	185	31
Payments for shares redeemed:
Class A	(761,829)	(3,996,569)
Class C	(208,320)	(367,441)
Institutional Class	(456,046)	(10,420,682)
Net increase/(decrease) in net assets from shares of beneficial interest	59,107,307	(11,046,930)

TOTAL INCREASE (DECREASE) IN NET ASSETS	59,003,253	(10,115,348)

NET ASSETS
Beginning of Period	3,912,074	14,027,422
End of Period *	$62,915,327	$3,912,074
* Includes accumulated net investment loss of:	$(1,283,298)	$(329,796)

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	January 31, 2016	Year Ended
	(Unaudited)	July 31, 2015
SHARE ACTIVITY - Class A
Shares Sold	524,596	132,190
Shares Reinvested	2,493	—
Shares Redeemed	(84,677)	(481,797)
Net increase/(decrease) in shares of beneficial interest outstanding	442,412	(349,607)

SHARE ACTIVITY - Class C
Shares Sold	140,120	3,892
Shares Reinvested	1,047	—
Shares Redeemed	(23,831)	(45,087)
Net increase/(decrease) in shares of beneficial interest outstanding	117,336	(41,195)

SHARE ACTIVITY - Institutional Class
Shares Sold	5,887,399	309,035
Shares Reinvested	85,387	—
Shares Redeemed	(50,471)	(1,227,257)
Net increase (decrease) in shares of beneficial interest outstanding	5,922,315	(918,222)

See accompanying notes to consolidated financial statements.

Arrow Commodity Strategy Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	January 31, 2016	Year Ended
	(Unaudited)	July 31, 2015
FROM OPERATIONS
Net investment loss	$(40,935)	$(136,680)
Net realized loss from security transactions and futures contracts	(1,358,127)	(1,448,468)
Net change in unrealized appreciation (depreciation) of securities and futures contracts	838,612	(1,127,005)
Net decrease in net assets resulting from operations	(560,450)	(2,712,153)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	—	(59,806)
Class C	—	(4,932)
Institutional Class	—	(130,366)
Net decrease in net assets from distributions to shareholders	—	(195,104)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	126,520	674,458
Class C	38,100	42,333
Institutional Class	180,833	4,891,578
Net asset value of shares issued in reinvestment of distributions:
Class A	—	57,569
Class C	—	4,262
Institutional Class	—	129,290
Redemption fee proceeds:
Class A	1	43
Class C	1	2
Institutional Class	5	37
Payments for shares redeemed:
Class A	(627,946)	(7,944,270)
Class C	(35,944)	(108,889)
Institutional Class	(686,248)	(506,942)
Net decrease in net assets from shares of beneficial interest	(1,004,678)	(2,760,529)

TOTAL DECREASE IN NET ASSETS	(1,565,128)	(5,667,786)

NET ASSETS
Beginning of Period	5,022,232	10,690,018
End of Period *	$3,457,104	$5,022,232
* Includes accumulated net investment loss of:	$(587,996)	$(547,061)

See accompanying notes to consolidated financial statements.

Arrow Commodity Strategy Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	January 31, 2016	Year Ended
	(Unaudited)	July 31, 2015
SHARE ACTIVITY - Class A
Shares Sold	23,015	93,862
Shares Reinvested	—	8,762
Shares Redeemed	(116,849)	(1,057,667)
Net decrease in shares of beneficial interest outstanding	(93,834)	(955,043)

SHARE ACTIVITY - Class C
Shares Sold	7,039	5,605
Shares Reinvested	—	665
Shares Redeemed	(7,019)	(17,082)
Net increase/(decrease) in shares of beneficial interest outstanding	20	(10,812)

SHARE ACTIVITY - Institutional Class
Shares Sold	32,340	615,651
Shares Reinvested	—	19,679
Shares Redeemed	(130,760)	(75,364)
Net increase/(decrease) in shares of beneficial interest outstanding	(98,420)	559,966

See accompanying notes to consolidated financial statements.

Arrow DWA Balanced Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Year	Year		Year
	January 31,		Ended	Ended	Ended	Ended		Ended
	2016		July 31,	July 31,	July 31,	July 31,		July 31,
Class A Shares	(Unaudited)		2015	2014	2013	2012		2011
Net asset value, beginning of period	$13.59		$14.65	$13.75	$12.31	$12.55		$10.96

Activity from investment operations:
Net investment income (1)	0.00	(3)	0.02	0.08	0.05	0.02		0.07
Net realized and unrealized gain (loss) on investments	(1.09)		0.67	0.82	1.39	(0.26)		1.57
Total from investment operations	(1.09)		0.69	0.90	1.44	(0.24)		1.64

Paid-in-capital from redemption fees (3)	0.00		0.00	0.00	0.00	0.00		0.00

Less distributions from:
Net investment income	—		(0.09)	—	—	(0.00	) (3)	(0.05)
Net realized gains	(0.67)		(1.66)	—	—	—		—
Total distributions	(0.67)		(1.75)	—	—	(0.00	) (3)	(0.05)

Net asset value, end of period	$11.83		$13.59	$14.65	$13.75	$12.31		$12.55

Total return (2)	(8.04	)% (7)	4.89%	6.55%	11.70%	(1.89)%		15.02%

Net assets, end of period (000s)	$75,547		$96,648	$126,734	$146,164	$174,565		$259,375

Ratio of expenses to average net assets (4)	1.55	% (6)	1.51%	1.54%	1.55%	1.55%		1.54%
Ratio of net investment income to average net assets (4)(5)	0.06	% (6)	0.17%	0.52%	0.39%	0.13%		0.63%

Portfolio Turnover Rate	32	% (7)	100%	106%	72%	112%		59%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow DWA Balanced Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Year	Year	Year
	January 31,		Ended	Ended	Ended	Ended	Ended
	2016		July 31,	July 31,	July 31,	July 31,	July 31,
Class C Shares	(Unaudited)		2015	2014	2013	2012	2011
Net asset value, beginning of period	$13.03		$14.11	$13.34	$12.04	$12.36	$10.83

Activity from investment operations:
Net investment loss (1)	(0.04)		(0.08)	(0.04)	(0.04)	(0.07)	(0.02)
Net realized and unrealized gain (loss) on investments	(1.06)		0.64	0.81	1.34	(0.25)	1.55
Total from investment operations	(1.10)		0.56	0.77	1.30	(0.32)	1.53

Paid-in-capital from redemption fees (3)	0.00		0.00	0.00	0.00	0.00	0.00

Less distributions from:
Net realized gains	(0.67)		(1.64)	—	—	—	—
Total distributions	(0.67)		(1.64)	—	—	—	—

Net asset value, end of period (000s)	$11.26		$13.03	$14.11	$13.34	$12.04	$12.36

Total return (2)	(8.47	)% (7)	4.11%	5.77%	10.80%	(2.59)%	14.13%

Net assets, end of period	$84,380		$101,044	$115,015	$117,992	$123,257	$133,306

Ratio of expenses to average net assets (4)	2.31	% (6)	2.26%	2.29%	2.30%	2.30%	2.29%
Ratio of net investment loss to average net assets (4)(5)	(0.68	)% (6)	(0.59)%	(0.26)%	(0.36)%	(0.62)%	(0.15)%

Portfolio Turnover Rate	32	% (7)	100%	106%	72%	112%	59%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow DWA Balanced Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Year	Period
	January 31,		Ended	Ended	Ended	Ended
	2016		July 31,	July 31,	July 31,	July 31,
Institutional Class Shares	(Unaudited)		2015	2014	2013	2012 (1)
Net asset value, beginning of period	$13.66		$14.73	$13.79	$12.32	$12.44

Activity from investment operations:
Net investment income (2)	0.01		0.06	0.10	0.09	0.04
Net realized and unrealized gain (loss) on investments	(1.09)		0.66	0.84	1.38	(0.16)
Total from investment operations	(1.08)		0.72	0.94	1.47	(0.12)

Paid-in-capital from redemption fees (6)	0.00		0.00	0.00	0.00	0.00

Less distributions from:
Net investment income	—		(0.08)	—	—	—
Net realized gains	(0.67)		(1.71)	—	—	—
Total distributions	(0.67)		(1.79)	—	—	—

Net asset value, end of period	$11.91		$13.66	$14.73	$13.79	$12.32

Total return (3)	(7.93	)% (5)	5.12%	6.82%	11.93%	(0.96	)% (5)

Net assets, end of period (000s)	$25,657		$35,142	$43,870	$24,768	$20,202

Ratio of expenses to average net assets (7)	1.31	% (4)	1.26%	1.29%	1.30%	1.30	% (4)
Ratio of net investment income to average net assets (7)(8)	0.32	% (4)	0.42%	0.72%	0.67%	0.94	% (4)

Portfolio Turnover Rate	32	% (5)	100%	106%	72%	112	% (5)

(1)	The Institutional Class shares of the Arrow DWA Balanced Fund commenced operations on March 21, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Annualized.

(5)	Not annualized.

(6)	Amount represents less than $0.01 per share.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Year	Year	Year
	January 31,		Ended	Ended	Ended	Ended	Ended
	2016		July 31,	July 31,	July 31,	July 31,	July 31,
Class A Shares	(Unaudited)		2015	2014	2013	2012	2011
Net asset value, beginning of period	$11.01		$10.24	$9.39	$8.17	$9.62	$7.77

Activity from investment operations:
Net investment income (loss) (1)	0.00	(3)	0.03	0.03	0.08	0.03	(0.02)
Net realized and unrealized gain (loss) on investments	(0.94)		0.79	0.82	1.29	(0.92)	1.87
Total from investment operations	(0.94)		0.82	0.85	1.37	(0.89)	1.85

Paid-in-capital from redemption fees (3)	0.00		0.00	0.00	0.00	0.00	0.00

Less distributions from:
Net investment income	—		—	—	(0.15)	—	—
Net realized gains	(0.61)		(0.05)	—	—	(0.56)	—
Total distributions	(0.61)		(0.05)	—	(0.15)	(0.56)	—

Net asset value, end of period	$9.46		$11.01	$10.24	$9.39	$8.17	$9.62

Total return (2)	(8.74	)% (7)	7.99%	9.05%	16.99%	(9.03)%	23.81%

Net assets, end of period (000s)	$57,728		$74,537	$80,265	$87,783	$97,363	$193,402

Ratio of expenses to average net assets (4)	1.48	% (6)	1.54%	1.56%	1.65%	1.62%	1.60%
Ratio of net investment income (loss) to average net assets (4)(5)	0.03	% (6)	0.24%	0.27%	0.94%	0.41%	(0.20)%

Portfolio Turnover Rate	115	% (7)	127%	123%	151%	262%	251%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Annualized

(7)	Not annualized

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Year	Year	Year
	January 31,		Ended	Ended	Ended	Ended	Ended
	2016		July 31,	July 31,	July 31,	July 31,	July 31,
Class C Shares	(Unaudited)		2015	2014	2013	2012	2011
Net asset value, beginning of period	$10.55		$9.86	$9.12	$7.94	$9.43	$7.68

Activity from investment operations:
Net investment income (loss) (1)	(0.03)		(0.05)	(0.05)	0.02	(0.03)	(0.08)
Net realized and unrealized gain (loss) on investments	(0.91)		0.77	0.79	1.24	(0.90)	1.83
Total from investment operations	(0.94)		0.72	0.74	1.26	(0.93)	1.75

Paid-in-capital from redemption fees (3)	0.00		0.00	0.00	0.00	0.00	0.00

Less distributions from:
Net investment income	—		—	—	(0.08)	—	—
Net realized gains	(0.61)		(0.03)	—	—	(0.56)	—
Total distributions	(0.61)		(0.03)	—	(0.08)	(0.56)	—

Net asset value, end of period	$9.00		$10.55	$9.86	$9.12	$7.94	$9.43

Total return (2)	(9.13	)% (7)	7.25%	8.11%	16.09%	(9.66)%	22.79%

Net assets, end of period (000s)	$59,607		$69,749	$59,926	$46,823	$52,697	$58,022

Ratio of expenses to average net assets (4)	2.23	% (6)	2.29%	2.31%	2.40%	2.37%	2.35%
Ratio of net investment income (loss) to average net assets (4)(5)	(0.70	)% (6)	(0.53)%	(0.50)%	0.25%	(0.33)%	(0.90)%

Portfolio Turnover Rate	115	% (7)	127%	123%	151%	262%	251%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Annualized

(7)	Not annualized

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Year	Period
	January 31,		Ended	Ended	Ended	Ended
	2016		July 31,	July 31,	July 31,	July 31,
Institutional Class Shares	(Unaudited)		2015	2014	2013	2012 (1)
Net asset value, beginning of period	$11.03		$10.26	$9.39	$8.18	$8.15

Activity from investment operations:
Net investment income (2)	0.02		0.05	0.05	0.09	0.04
Net realized and unrealized gain (loss) on investments	(0.95)		0.80	0.82	1.30	(0.01)
Total from investment operations	(0.93)		0.85	0.87	1.39	0.03

Paid-in-capital from redemption fees	0.00		0.00 (8)	0.00 (8)	0.00 (8)	0.00

Less distributions from:
Net investment income	—		(0.01)	—	(0.18)	—
Net realized gains	(0.61)		(0.07)	—	—	—
Total distributions	(0.61)		(0.08)	—	(0.18)	—

Net asset value, end of period	$9.49		$11.03	$10.26	$9.39	$8.18

Total return (3)	(8.63	)% (5)	8.28%	9.26%	17.31%	0.37	% (5)

Net assets, end of period (000s)	$88,262		$107,510	$90,604	$41,106	$26,922

Ratio of expenses to average net assets (6)	1.23	% (4)	1.29%	1.32%	1.40%	1.37	% (4)
Ratio of net investment income to average net assets (6)(7)	0.32	% (4)	0.48%	0.50%	1.10%	1.43	% (4)

Portfolio Turnover Rate	115	% (5)	127%	123%	151%	262	% (5)

(1)	The Institutional Class shares of the Arrow DWA Tactical Fund commenced operations on March 21, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Annualized.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Amount represents less than $0.01 per share.

See accompanying notes to consolidated financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Year		Year	Year
	January 31,		Ended	Ended	Ended		Ended	Ended
	2016		July 31,	July 31,	July 31,		July 31,	July 31,
Class A Shares	(Unaudited)		2015	2014	2013		2012	2011
Net asset value, beginning of period	$8.19		$7.93	$8.12	$8.19		$8.69	$8.14

Activity from investment operations:
Net investment income (loss) (1)	(0.03)		0.06	(0.01)	(0.00	) (4)	0.01	0.05
Net realized and unrealized gain (loss) on investments	0.09		0.26	(0.18)	(0.07)		(0.36)	0.50
Total from investment operations	0.06		0.32	(0.19)	(0.07)		(0.35)	0.55

Paid-in-capital from redemption fees	—		—	0.00 (4)	0.00	(4)	0.00 (4)	0.00 (4)

Less distributions from:
Net investment income	—		(0.06)	—	—		(0.15)	—
Total distributions	—		(0.06)	—	—		(0.15)	—

Net asset value, end of period	$8.25		$8.19	$7.93	$8.12		$8.19	$8.69

Total return (2)	0.73	% (8)	4.03%	(2.34)%	(0.85)%		(4.05)%	6.76%

Net assets, end of period (000s)	$14,222		$7,954	$7,738	$6,257		$14,828	$33,195

Ratio of gross expenses to average net assets (3)(5)	1.19	% (7)	1.65%	2.44%	2.03%		1.86%	1.75%
Ratio of net expenses to average net assets (5)	1.19	% (7)	1.63%	2.44%	2.03%		1.86%	1.75%
Ratio of net investment income (loss) to average net assets (5)(6)	(0.69	)% (7)	0.73%	(0.17)%	(0.02)%		0.16%	0.60%

Portfolio Turnover Rate	698	% (8)	480%	800%	28%		25%	47%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(4)	Amount represents less than $0.01 per share.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized

(8)	Not annualized

See accompanying notes to consolidated financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year		Year	Year	Year	Year
	January 31,		Ended		Ended	Ended	Ended	Ended
	2016		July 31,		July 31,	July 31,	July 31,	July 31,
Class C Shares	(Unaudited)		2015		2014	2013	2012	2011
Net asset value, beginning of period	$7.89		$7.67		$7.91	$8.04	$8.49	$8.02

Activity from investment operations:
Net investment loss (1)	(0.06)		(0.00	) (4)	(0.09)	(0.06)	(0.04)	(0.02)
Net realized and unrealized gain (loss) on investments	0.09		0.25		(0.15)	(0.07)	(0.36)	0.49
Total from investment operations	0.03		0.25		(0.24)	(0.13)	(0.40)	0.47

Paid-in-capital from redemption fees	—		—		0.00 (4)	0.00 (4)	0.00 (4)	0.00 (4)

Less distributions from:
Net investment income	—		(0.03)		—	—	(0.05)	—
Total distributions	—		(0.03)		—	—	(0.05)	—

Net asset value, end of period	$7.92		$7.89		$7.67	$7.91	$8.04	$8.49

Total return (2)	0.38	% (8)	3.22%		(3.03)%	(1.62)%	(4.74)%	5.86%

Net assets, end of period (000s)	$2,206		$1,382		$1,375	$1,390	$2,086	$3,026

Ratio of gross expenses to average net assets (3)(5)	1.94	% (7)	2.40%		3.19%	2.78%	2.61%	2.52%
Ratio of net expenses to average net assets (5)	1.94	% (7)	2.38%		3.19%	2.78%	2.61%	2.52%
Ratio of net investment loss to average net assets (5)(6)	(1.39	)% (7)	(0.04)%		(1.17)%	(0.76)%	(0.43)%	(0.22)%

Portfolio Turnover Rate	698	% (8)	480%		800%	28%	25%	47%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(4)	Amount represents less than $0.01 per share.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized

(8)	Not annualized

See accompanying notes to consolidated financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Year	Period
	January 31,		Ended	Ended	Ended	Ended
	2016		July 31,	July 31,	July 31,	July 31,
Institutional Class Shares	(Unaudited)		2015	2014	2013	2012 (1)
Net asset value, beginning of period	$8.25		$7.97	$8.15	$8.20	$8.34

Activity from investment operations:
Net investment income/(loss) (2)	(0.01)		0.07	0.11	0.02	0.01
Net realized and unrealized gain (loss) on investments	0.08		0.28	(0.29)	(0.07)	(0.15)
Total from investment operations	0.07		0.35	(0.18)	(0.05)	(0.14)

Paid-in-capital from redemption fees	—		—	0.00 (6)	0.00 (6)	0.00	(6)

Less distributions from:
Net investment income	—		(0.07)	—	—	—
Total distributions	—		(0.07)	—	—	—

Net asset value, end of period	$8.32		$8.25	$7.97	$8.15	$8.20

Total return (3)	0.85	% (5)	4.41%	(2.21)%	(0.61)%	(1.68	)% (5)

Net assets, end of period (000s)	$120,199		$21,129	$14,027	$768	$1,330

Ratio of gross expenses to average net assets (7)	0.94	% (4)	1.40%	2.19%	1.76%	1.61	% (4)
Ratio of net expenses to average net assets (7)	0.94	% (4)	1.38%	2.19%	1.76%	1.61	% (4)
Ratio of net investment income to average net assets (7)(8)	(0.31	)% (4)	0.87%	1.36%	0.25%	0.51	% (4)

Portfolio Turnover Rate	698	% (5)	480%	800%	28%	25	% (5)

(1)	The Institutional Class shares of the Arrow Alternative Solutions Fund commenced operations on March 21, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Annualized.

(5)	Not annualized.

(6)	Amount represents less than $0.01 per share.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Year	Year	Year
	January 31,		Ended	Ended	Ended	Ended	Ended
	2016		July 31,	July 31,	July 31,	July 31,	July 31,
Class A Shares	(Unaudited)		2015	2014	2013	2012	2011
Net asset value, beginning of period	$9.12		$8.04	$8.52	$8.77	$10.40	$9.55

Activity from investment operations:
Net investment loss (1)	(0.08)		(0.21)	(0.18)	(0.13)	(0.14)	(0.18)
Net realized and unrealized gain (loss) on investments	0.11		1.29	(0.30)	(0.12)	(1.47)	1.24
Total from investment operations	0.03		1.08	(0.48)	(0.25)	(1.61)	1.06

Paid-in-capital from redemption fees (5)	0.00		0.00	0.00	0.00	0.00	0.00

Less distributions from:
Net investment income	(0.11)		—	—	—	(0.02)	(0.21)
Total distributions	(0.11)		—	—	—	(0.02)	(0.21)

Net asset value, end of period	$9.04		$9.12	$8.04	$8.52	$8.77	$10.40

Total return (2)	0.33	% (7)	13.43%	(5.63)%	(2.85)%	(15.49)%	11.12%

Net assets, end of period (000s)	$5,702		$1,718	$4,325	$23,539	$84,665	$94,597

Ratio of gross expenses to average net assets (3)	1.43	% (6)	2.52%	2.16%	1.67%	1.50%	1.65%
Ratio of net expenses to average net assets	1.43	% (6)	2.52%	2.16%	1.67%	1.50%	1.79	% (4)
Ratio of net investment loss to average net assets	(1.42	)% (6)	(2.51)%	(2.12)%	(1.54)%	(1.44)%	(1.68)%

Portfolio Turnover Rate	0	% (7)	0%	175%	70%	35%	66%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(4)	Represents the ratio of expenses to average net assets inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

(5)	Amount represents less than $0.01 per share.

(6)	Annualized.

(7)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Year	Year	Year
	January 31,		Ended	Ended	Ended	Ended	Ended
	2016		July 31,	July 31,	July 31,	July 31,	July 31,
Class C Shares	(Unaudited)		2015	2014	2013	2012	2011
Net asset value, beginning of period	$8.80		$7.82	$8.36	$8.66	$10.33	$9.55

Activity from investment operations:
Net investment loss (1)	(0.12)		(0.27)	(0.24)	(0.18)	(0.18)	(0.26)
Net realized and unrealized gain (loss) on investments	0.12		1.25	(0.30)	(0.12)	(1.49)	1.23
Total from investment operations	0.00		0.98	(0.54)	(0.30)	(1.67)	0.97

Paid-in-capital from redemption fees (5)	0.00		0.00	0.00	0.00	0.00	0.00

Less distributions from:
Net investment income	(0.06)		—	—	—	—	(0.19)
Total distributions	(0.06)		—	—	—	—	(0.19)

Net asset value, end of period	$8.74		$8.80	$7.82	$8.36	$8.66	$10.33

Total return (2)	0.01	% (7)	12.53%	(6.46)%	(3.46)%	(16.17)%	10.16%

Net assets, end of period (000s)	$2,054		$1,035	$1,242	$2,802	$4,501	$3,526

Ratio of gross expenses to average net assets (3)	2.18	% (6)	3.27%	2.91%	2.42%	2.25%	2.36%
Ratio of net expenses to average net assets	2.18	% (6)	3.27%	2.91%	2.42%	2.25%	2.54	% (4)
Ratio of net investment loss to average net assets	(2.17	)% (6)	(3.26)%	(2.90)%	(2.26)%	(1.84)%	(2.42)%

Portfolio Turnover Rate	0	% (7)	0%	175%	70%	35%	66%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(4)	Represents the ratio of expenses to average net assets inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

(5)	Amount represents less than $0.01 per share.

(6)	Annualized.

(7)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Year	Period
	January 31,		Ended	Ended	Ended	Ended
	2016		July 31,	July 31,	July 31,	July 31,
Institutional Class Shares	(Unaudited)		2015	2014	2013	2012 (1)
Net asset value, beginning of period	$9.21		$8.10	$8.55	$8.78	$9.15

Activity from investment operations:
Net investment loss (2)	(0.05)		(0.19)	(0.16)	(0.09)	(0.06)
Net realized and unrealized gain (loss) on investments	0.09		1.30	(0.29)	(0.14)	(0.31)
Total from investment operations	0.04		1.11	(0.45)	(0.23)	(0.37)

Paid-in-capital from redemption fees (6)	0.00		0.00	0.00	0.00	0.00

Less distributions from:
Net investment income	(0.13)		—	—	—	—
Total distributions	(0.13)		—	—	—	—

Net asset value, end of period	$9.12		$9.21	$8.10	$8.55	$8.78

Total return (3)	0.48	% (5)	13.70%	(5.26)%	(2.62)%	(4.04	)% (5)

Net assets, end of period (000s)	$55,160		$1,159	$8,460	$7,564	$2,587

Ratio of gross expenses to average net assets	1.18	% (4)	2.27%	1.91%	1.42%	1.25	% (4)
Ratio of net investment loss to average net assets	(1.07	)% (4)	(2.26)%	(1.91)%	(1.26)%	(1.14	)% (4)

Portfolio Turnover Rate	0	% (5)	0%	175%	70%	35	% (5)

(1)	The Institutional Class shares of the Arrow Managed Futures Strategy Fund commenced operations on March 21, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Annualized.

(5)	Not annualized.

(6)	Amount represents less than $0.01 per share.

See accompanying notes to consolidated financial statements.

Arrow Commodity Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Year	Year	Period
	January 31,		Ended	Ended	Ended	Ended	Ended
	2016		July 31,	July 31,	July 31,	July 31,	July 31,
Class A Shares	(Unaudited)		2015	2014	2013	2012	2011 (1)
Net asset value, beginning of period	$5.72		$8.32	$8.13	$9.01	$10.89	$10.00

Activity from investment operations:
Net investment loss (2)	(0.05)		(0.14)	(0.17)	(0.17)	(0.19)	(0.12)
Net realized and unrealized gain (loss) on investments	(0.63)		(2.30)	0.36	(0.71)	(1.26)	1.01
Total from investment operations	(0.68)		(2.44)	0.19	(0.88)	(1.45)	0.89

Paid-in-capital from redemption fees (7)	0.00		0.00	0.00	0.00	0.00	0.00

Less distributions from:
Net investment income	—		(0.16)	—	—	(0.43)	—
Total distributions	—		(0.16)	—	—	(0.43)	—

Net asset value, end of period	$5.04		$5.72	$8.32	$8.13	$9.01	$10.89

Total return (3)	(11.89	)% (6)	(29.58)%	2.34%	(9.77)%	(13.33)%	8.90	% (6)

Net assets, end of period (000s)	$723		$1,358	$9,927	$6,773	$11,485	$17,386

Ratio of gross expenses to average net assets (4)	3.45	% (5)	2.86%	2.38%	2.45%	2.22%	2.72	% (5)
Ratio of net expenses to average net assets	2.00	% (5)	2.00%	2.00%	2.00%	2.00%	2.00	% (5)
Ratio of net investment loss to average net assets	(1.99	)% (5)	(1.99)%	(1.98)%	(1.93)%	(1.94)%	(1.86	)% (5)

Portfolio Turnover Rate	623	% (6)	451%	834%	132%	727%	754	% (6)

(1)	The Class A shares of the Arrow Commodity Strategy Fund commenced operations on December 31, 2010.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(5)	Annualized.

(6)	Not annualized.

(7)	Amount represents less than $0.01 per share.

See accompanying notes to consolidated financial statements.

Arrow Commodity Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Year	Year	Period
	January 31,		Ended	Ended	Ended	Ended	Ended
	2016		July 31,	July 31,	July 31,	July 31,	July 31,
Class C Shares	(Unaudited)		2015	2014	2013	2012	2011 (1)
Net asset value, beginning of period	$5.55		$8.13	$7.99	$8.93	$10.85	$10.00

Activity from investment operations:
Net investment loss (2)	(0.07)		(0.19)	(0.22)	(0.24)	(0.24)	(0.16)
Net realized and unrealized gain (loss) on investments	(0.61)		(2.25)	0.36	(0.70)	(1.27)	1.01
Total from investment operations	(0.68)		(2.44)	0.14	(0.94)	(1.51)	0.85

Paid-in-capital from redemption fees (7)	0.00		0.00	0.00	0.00	0.00	0.00

Less distributions from:
Net investment income	—		(0.14)	—	—	(0.41)	—
Total distributions	—		(0.14)	—	—	(0.41)	—

Net asset value, end of period	$4.87		$5.55	$8.13	$7.99	$8.93	$10.85

Total return (3)	(12.25	)% (6)	(30.21)%	1.75%	(10.53)%	(13.93)%	8.50	% (6)

Net assets, end of period (000s)	$94		$107	$244	$303	$747	$625

Ratio of gross expenses to average net assets (4)	4.20	% (5)	3.61%	3.13%	3.19%	2.97%	3.29	% (5)
Ratio of net expenses to average net assets	2.75	% (5)	2.75%	2.75%	2.75%	2.75%	2.75	% (5)
Ratio of net investment loss to average net assets	(2.74	)% (5)	(2.74)%	(2.72)%	(2.68)%	(2.69)%	(2.62	)% (5)

Portfolio Turnover Rate	623	% (6)	451%	834%	132%	727%	754	% (6)

(1)	The Class C shares of the Arrow Commodity Strategy Fund commenced operations on December 31, 2010.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(5)	Annualized.

(6)	Not annualized.

(7)	Amount represents less than $0.01 per share.

See accompanying notes to consolidated financial statements.

Arrow Commodity Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Year	Period
	January 31,		Ended	Ended	Ended	Ended
	2016		July 31,	July 31,	July 31,	July 31,
Institutional Class Shares	(Unaudited)		2015	2014	2013	2012 (1)
Net asset value, beginning of period	$5.72		$8.38	$8.16	$9.01	$9.63

Activity from investment operations:
Net investment loss (2)	(0.04)		(0.11)	(0.15)	(0.15)	(0.00	) (7)
Net realized and unrealized gain (loss) on investments	(0.64)		(2.33)	0.37	(0.70)	(0.62)
Total from investment operations	(0.68)		(2.44)	0.22	(0.85)	(0.62)

Paid-in-capital from redemption fees (7)	0.00		0.00	0.00	0.00	0.00

Less distributions from:
Net investment income	—		(0.22)	—	—	—
Total distributions	—		(0.22)	—	—	—

Net asset value, end of period	$5.04		$5.72	$8.38	$8.16	$9.01

Total return (3)	(11.89	)% (6)	(29.47)%	2.70%	(9.43)%	(6.44	)% (6)

Net assets, end of period (000s)	$2,640		$3,558	$519	$177	$9	(8)

Ratio of gross expenses to average net assets (4)	3.20	% (5)	2.61%	2.13%	2.30%	1.97	% (5)
Ratio of net expenses to average net assets	1.75	% (5)	1.75%	1.75%	1.75%	1.75	% (5)
Ratio of net investment loss to average net assets	(1.77	)% (5)	(1.74)%	(1.73)%	(1.69)%	(1.69	)% (5)

Portfolio Turnover Rate	623	% (6)	451%	834%	132%	727	% (6)

(1)	The Institutional Class shares of the Arrow Commodity Strategy Fund commenced operations on March 21, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(5)	Annualized.

(6)	Not annualized.

(7)	Amount represents less than $0.01 per share.

(8)	Actual net assets, not truncated.

See accompanying notes to consolidated financial statements.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
January 31, 2016

1.	ORGANIZATION

The Arrow DWA Balanced Fund (“ADBF”), the Arrow DWA Tactical Fund (“ADTF”), the Arrow Alternative Solutions Fund (“AASF”), the Arrow Managed Futures Strategy Fund (“AMFSF”) and the Arrow Commodity Strategy Fund (“ACSF”), collectively (“the Funds”) are each a series of shares of beneficial interest of Arrow Investments Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 2, 2011, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Funds are diversified funds. ADTF is a “fund of funds.” The Funds each have three distinct share classes; Class A, Class C, and Institutional Class shares. ADBF seeks to achieve an appropriate balance between long-term capital appreciation and capital preservation. ADTF seeks to achieve long-term capital appreciation with capital preservation as a secondary objective. AASF seeks capital appreciation with an emphasis on absolute (positive) returns, low volatility, and low correlation to equity markets. AMFSF seeks to provide investment results that match the performance of a benchmark for measuring trends in the commodity and financial futures markets. ACSF seeks to provide investment results that correlate to the performance of a benchmark for commodities.

Each Arrow Fund was reorganized on March 1, 2012, from a series of Northern Lights Fund Trust, a Delaware statutory trust, to a series of Arrow Investments Trust, a Delaware statutory trust. As a series of Arrow Investments Trust, each Fund is a continuation of the identically-named predecessor fund that was a series of Northern Lights Fund Trust.

The Funds currently offer Class A shares, Class C shares and Institutional Class Shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class C and Institutional Class shares are offered at net asset value. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized

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accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty based on the proprietary index. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

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In unusual circumstances, securities may be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

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The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2016 for the Funds’ assets and liabilities measured at fair value:

Arrow DWA Balanced Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$39,305,917	—	—	$39,305,917
Exchange Traded Funds	133,335,329	—	—	133,335,329
Short-Term Investments	10,590,645	—	—	10,590,645
Variation Margin-Open Futures Contracts *	196,981	—	—	196,981
Total	$183,428,872	$—	$—	$183,428,872

Arrow DWA Tactical Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$180,571,052	$—	$—	$180,571,052
Short-Term Investment	23,244,094	—	—	23,244,094
Variation Margin-Open Futures Contracts *	354,846	—	—	354,846
Total	$204,169,992	$—	$—	$204,169,992

Arrow Alternative Solutions Fund

Assets	Level 1	Level 2	Level 3	Total
Short-Term Investments	$18,795,309	$—	$—	$18,795,309
U.S. Treasury		107,492,522	—	107,492,522
Variation Margin-Open Futures Contracts *	13,844	—	—	13,844
Open Swap Contracts *	286,762		—	286,762
Total	$19,095,915	$107,492,522	$—	$126,588,437
Liabilities	Level 1	Level 2	Level 3	Total
Open Swap Contracts *	$—	$693,519	$—	$693,519

Arrow Managed Futures Strategy Fund

Assets	Level 1	Level 2	Level 3	Total
Short-Term Investments	$16,157,258	$—	$—	$16,157,258
U.S. Treasury	—	56,787,695	—	56,787,695
Open Swap Contracts *	861,871	—	—	861,871
Total	$17,019,129	$56,787,695	$—	$73,806,824

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Arrow Commodity Strategy Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Note	$1,050	$—	$—	$1,050
U.S. Treasury	—	2,699,953	—	2,699,953
Money Market	249,535	—	—	249,535
Total	$250,585	$2,699,953	$—	$2,950,538
Liabilities	Level 1	Level 2	Level 3	Total
Variation Margin-Open Futures Contracts	$—	$303,528	$—	$303,528
Total	$—	$303,528	$—	$303,528

There were no transfers into or out of Level 1 and Level 2 during the period. It is the Funds’ policy to recognize transfers into or out of Level 1, Level 2, and Level 3 at the end of the period.

The Funds did not hold any Level 3 securities during the period.

*	Derivatives instruments include cumulative net unrealized gain or loss on futures contracts and swaps open as of January 31, 2016.

See Consolidated Portfolios of Investments for investments and derivatives segregated by industry, type and underlying exposure.

Consolidation of Subsidiaries – ADWAB Fund Limited (ADB-CFC), ADWAT Fund Limited (ADT-CFC), Northern Lights SPC (AAS-CFC), Arrow MFS Fund Limited (AMFS-CFC) and ACT Fund Limited (ACS-CFC) – The Consolidated Portfolios of Investments, Consolidated Statements of Asset and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and the Consolidated Financial Highlights of ADBF, ADTF, AASF, AMFSF and ACSF include the accounts of ADB-CFC, ADT-CFC, AAS-CFC, AMFS-CFC and ACS-CFC, respectively, which are wholly-owned and controlled subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

The Funds may invest up to 25% of their total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies.

The CFCs utilize commodity-based derivative products to facilitate the Funds’ pursuit of their investment objectives. In accordance with their investment objectives and through its exposure to the aforementioned commodity-based derivative products, the Funds may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk – The Funds’ exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, commodity-based exchange traded trusts and commodity-based exchange traded funds and notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry

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or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

Credit Risk – There is a risk that issuers and counterparties will not make payments on securities and other investments held by a Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by a Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for a Fund to sell the security. The Funds may invest, directly or indirectly, in “junk bonds.” High yield fixed-income securities (also known as “junk bonds”) are considered speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations. This means that, compared to issuers of higher rated securities, issuers of medium and lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal. The market values of medium- and lower-rated securities tend to be more sensitive to company-specific developments and changes in economic conditions than higher-rated securities. The companies that issue these securities often are highly leveraged, and their ability to service their debt obligations during an economic downturn or periods of rising interest rates may be impaired. In addition, these companies may not have access to more traditional methods of financing, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default in payment of interest or principal by these issuers is significantly greater than with higher-rated securities because medium- and lower-rated securities generally are unsecured and subordinated to senior debt. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities held by a Fund. In addition, default may cause a Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Derivatives Risk – The Funds may use derivatives (including swaps, structured notes, options, futures and options on futures) to enhance returns or hedge against market declines. The Funds’ use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause a Fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the Funds.

Swap Counterparty Credit Risk – The Funds are subject to credit risk on the amount the Funds expect to receive from swap agreement counterparties. With certain exchange traded credit default swaps, there is minimal counterparty risk to a Fund in that the exchanges clearinghouse, as counter party, guarantees against default.

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Fixed Income Risk – When a Fund invests in fixed income securities, the value of its investments in such securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by a Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by a Fund, possibly causing a Fund’s share price and total return to be reduced and fluctuate more than other types of investments. In addition, a Fund may invest in securities that are sometimes referred to as “junk bonds.” Such securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality debt securities.

A summary of the Funds’ investments in the CFCs are as follows:

		CFC Net Assets at	% Of Total Net Assets at
	Inception Date of CFC	January 31, 2016	January 31, 2016
ADB-CFC	12/5/2012	$2,121,519	1.14%
ADT-CFC	12/12/2011	315,283	0.15%
AAS-CFC	11/6/2009	4,214,353	3.08%
AMFS-CFC	7/23/2010	9,916,514	15.76%
ACS-CFC	1/3/2011	606,053	17.53%

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is

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required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2012-2014), or expected to be taken in the Funds’ 2015 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Consolidated Statements of Operations.

Futures Contracts – Each Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the

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difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Transactions – Each Fund is subject to equity price risk in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against this risk.

Each Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When a Fund writes a call option, an amount equal to the premium received is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option. When a Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

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Derivatives Disclosure –

Fair Values of Derivative Instruments in ADBF as of January 31, 2016:

	Asset Derivatives			Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value

Futures - Foreign exchange contracts:	Variation margin - due from broker, Net Assets - Net Unrealized Appreciation	$196,981	*	Variation margin - due from broker, Net Assets - Net Unrealized Appreciation	—

Fair Values of Derivative Instruments in ADTF as of January 31, 2016:

	Asset Derivatives			Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value

Futures - Foreign exchange contracts:	Variation margin - due from broker, Net Assets - Net Unrealized Appreciation	$354,846	*	Variation margin - due from broker, Net Assets - Net Unrealized Appreciation	—

		$354,846			$—

Fair Values of Derivative Instruments in AASF as of January 31, 2016:

	Asset Derivatives			Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value

Mixed; Commodity, interest rate, credit, foreign exchange and equity contracts	Variation margin - due from broker, Net Assets - Net Unrealized Appreciation	$344,700		Unrealized depreciation on swap contracts	$751,457	*

Credit default swap	Net Assets - Net Unrealized Depreciation		*	Net Assets - Net Unrealized Depreciation	—

Futures - Interest rate contracts:	Variation margin - due from broker, Net Assets - Net Unrealized	13,844	*	Variation margin - due from broker ,Net Assets	—

	Depreciation			Net Unrealized Appreciation
		$358,544			$751,457

Fair Values of Derivative Instruments in AMFSF as of January 31, 2016:

	Asset Derivatives			Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value

Mixed; Commodity, interest rate, credit, foreign exchange and equity contracts	Variation margin - due from broker, Net Assets - Net Unrealized Appreciation	$861,871		Unrealized depreciation on swap contracts	$—	*

	Net Unrealized Appreciation	—	*	Appreciation	—	*

Fair Values of Derivative Instruments in ACSF as of January 31, 2016:

	Asset Derivatives			Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Futures - Commodity contracts:	Variation margin - due from broker, Net Assets -			Variation margin - due to broker, Net Assets - Net Unrealized

	Net Unrealized Appreciation	$20,620	*	Appreciation	$324,148	*

		$20,620			$324,148

*	Includes cumulative appreciation/depreciation of futures and swaps contracts as reported in the Consolidated Portfolio of Investments.

The amounts of realized and changes in unrealized gains and losses on derivative instruments

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during the year as disclosed in the Consolidated Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

The effect of Derivative Instruments on the Consolidated Statements of Operations for the six months ended January 31, 2016:

ADBF

			Change in
			Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Foreign exchange contracts:	Net realized gain (loss) from futures contracts /Net change in unrealized appreciation (depreciation) from futures contracts	$(1,153,150)	$(102,775)
Total		$(1,153,150)	$(102,775)

ADTF

			Change in
			Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Foreign exchange contracts:	Net realized gain (loss) from futures contracts/Net change in unrealized appreciation (depreciation) from futures contracts	$585,398	$(161,419)
Total		$585,398	$(161,419)

AASF

			Change in
			Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Mixed; Commodity, interest rate, credit, foreign exchange contracts:	Net realized gain (loss) from security transactions, futures contracts, and swaps/Net change in unrealized appreciation (depreciation) from security transactions, foreign currency translations, futures contracts, swaps and purchased options	$—	$(86,410)

Credit Risk	Net realized gain (loss) from futures contracts and swap contracts/Net change in unrealized appreciation (depreciation) from futures contracts and swap contracts	146,812	(117,963)

Interest rate contracts:	Net realized gain (loss) from futures contracts and swap contracts/Net change in unrealized appreciation (depreciation) from	220,285	—
	futures contracts and swap contracts	—	(25,533)

Equity Risk	Net realized gain (loss) from futures contracts and swap contracts/Net change in unrealized appreciation (depreciation) from	109,239	—
	futures contracts and swap contracts	—	—

Total		$476,336	$(229,906)

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AMFSF

			Change in
			Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Mixed; Commodity, interest rate, credit, foreign exchange contracts:	Net realized gain (loss) from security transactions, futures contracts, and swaps/Net change in unrealized appreciation (depreciation) from security transactions, futures contracts and swaps	$(147,299)	$861,871

Commodity contracts:	Net realized gain (loss) from futures contracts/Net change in unrealized appreciation (depreciation) from futures contracts	83,209	(22,642)

Equity contracts:	Net realized gain (loss) from futures contracts/Net change in unrealized appreciation (depreciation) from futures contracts	(2,900)	—

Interest rate contracts:	Net realized gain (loss) from futures contracts/Net change in unrealized appreciation (depreciation) from futures contracts	—	589

Foreign exchange contracts:	Net realized gain (loss) from futures contracts /Net change in unrealized appreciation (depreciation) from futures contracts	(1,451)	—

Total		$(68,441)	$839,818

ACSF

			Change in
			Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Commodity Contracts	Net realized gain (loss) from futures contracts /Net change in unrealized appreciation (depreciation) from futures contracts	$(1,332,674)	$834,435

Total		$(1,332,674)	$834,435

Structured Notes – There are several risks associated with the use of structured notes. Structured notes are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes a Fund invests in, which may make it difficult for that Fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation. Although the Funds will not invest in any structured notes unless the Funds’ management believes that the

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January 31, 2016

issuer is creditworthy, a Fund does bear the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the issuer.

Swap Agreements – The Funds may enter into swap agreements to manage their exposure to various risks. A total rate of return swap agreement is a derivative contract in which one party (the receiver) receives the total return of a specific index or a specific security on a notional amount of principal from a second party (the seller) in return for paying a funding cost, which is usually quoted in relation to the London Inter-Bank Offered Rate (“LIBOR”). During the life of the agreement, there are periodic exchanges of cash flows in which the index receiver pays the LIBOR-based interest on the notional principal amount and receives (or pays if the total return is negative or spreads widen) the index total return on the notional principal amount. A credit default swap is an agreement between a protection buyer and a protection seller whereby the buyer agrees to periodically pay the seller a premium, generally expressed in terms of interest on a notional principal amount, over a specified period in exchange for receiving compensation from the seller when an underlying reference debt obligation or index of reference debt obligations is subject to one or more specified adverse credit events (such as bankruptcy, failure to pay, acceleration of indebtedness, restructuring, or repudiation/moratorium). A Fund will become a protection seller to take on credit risk in order to earn a premium. A Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market based upon quotations from market makers and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Consolidated Statements of Operations. Net payments on swap agreements are included as part of realized gain/loss in the Consolidated Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized in the Consolidated Statements of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, that there may be unfavorable changes in the fluctuation of interest rates or the occurrence of adverse credit events on reference debt obligations.

Credit Facility – ADBF, ADTF and AASF have collectively entered into a $15 million secured Revolving Credit Agreement (the “Agreement”) with Union Bank, National Association (“UB”). Under the terms of the Agreement, each Fund may not exceed the limit on borrowing money set forth in the Registration Statement of that Fund and the borrowing will be used only for temporary or emergency purposes including the financing of redemptions. Interest is charged to each Fund based on the prevailing market rates in effect at the time of the borrowing. The Funds will collateralize the borrowings with certain securities the Funds hold at the time of borrowing. At January 31, 2016, there were no outstanding borrowings.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2016

such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.	OFFSETTING OF FINANCIAL ASSETS AND DERIVATIVE ASSETS

Each Fund’s policy is to recognize a net asset or liability in the Consolidated Statements of Assets and Liabilities equal to the unrealized appreciation or depreciation for futures and swaps contracts. During the six months ended January 31, 2016, each Fund is subject to a master netting arrangement for the futures and swaps. The following table shows additional information regarding the offsetting of assets and liabilities at January 31, 2016.

				Gross Amounts Not Offset in the
Assets:				Statement of Assets & Liabilities
		Gross Amounts Offset in	Net Amounts of Assets
	Gross Amounts of	the Statement of Assets &	Presented in the Statement	Financial	Cash Collateral
	Recognized Assets	Liabilities	of Assets & Liabilities	Instruments	Received/(Pledged)	Net Amount
Arrow DWA Balanced Fund

Future Contracts	$196,981	$—	$196,981	$—	$—	$196,981
Total	$196,981	$—	$196,981	$—	$—	$196,981
Arrow DWA Tactical Fund
Future Contracts	$354,846	$—	$354,846	$—	$—	$354,846
Total	$354,846	$—	$354,846	$—	$—	$354,846
Arrow Alternative Solutions Fund
Swaps Contracts	$286,762	$—	$286,762	$—	$—	$286,762
Future Contracts	13,844	—	13,844	—	—	13,844
Total	$300,606	$—	$300,606	$—	$—	$300,606
Arrow Managed Futures Strategy Fund
Swaps Contracts	$861,871	$—	$861,871	$—	$—	$861,871
Total	$861,871	$—	$861,871	$—	$—	$861,871

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2016

Liabilities:				Gross Amounts Not Offset in the
	Gross
	Amounts of	Gross Amounts Offset	Net Amounts of Assets
	Recognized	in the Statement of	Presented in the Statement	Financial	Cash Collateral	Net
Description	Liabilities	Assets & Liabilities	of Assets & Liabilities	Instruments	Pledged	Amount
Arrow Alternative Solutions Fund
Swaps Contracts	$693,519	$—	$693,519	$—	$693,519	$—
Total	$693,519	$—	$693,519	$—	$693,519	$—
Arrow Commodity Strategy Fund
Future Contracts	$324,148	$20,620	$303,528	$—	$303,528	$—
Total	$324,148	$20,620	$303,528	$—	$303,528	$—

4.	INVESTMENT TRANSACTIONS

For the six months ended January 31, 2016 cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, were as follows:

Portfolio	Purchase	Sales
Arrow DWA Balanced Fund	$63,104,897	$91,700,875
Arrow DWA Tactical Fund	202,075,120	225,905,696
Arrow Alternative Solutions Fund	53,354,260	55,937,234
Arrow Managed Futures Strategy Fund	—	—
Arrow Commodity Strategy Fund	490,929	512,221

5.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH RELATED PARTIES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds. Arrow Investment Advisors, LLC, serves as the Funds’ investment advisor (the “Advisor”).

Pursuant to an advisory agreement with the Trust, with respect to each Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of ADBF and ADTF average daily net assets, 0.75% of AASF average daily net assets, 0.85% of AMFSF average daily net assets and 0.80% of ACSF average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until November 30, 2016 to waive a portion of its advisory fee and has agreed to reimburse Arrow Alternative Solutions Fund and Arrow Commodity Strategy Fund for other expenses to the extent necessary so that total expenses incurred (excluding front-end or contingent sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees, or

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2016

extraordinary expenses, such as litigation expenses) do not exceed the following amounts per annum of the average daily net assets of each class of shares:

	Class A	Class C	Institutional Class
AASF	1.65%	2.40%	1.40%
AMFS	1.65%	2.40%	1.40%
ACSF	2.00%	2.75%	1.75%

These amounts will herein be referred to as the “Expense Limitations.”

If the Advisor waives any fee or reimburses any expenses pursuant to the Waiver agreement, and AASF’s or ACSF’s operating expenses are subsequently lower than its Expense Limitation, the Advisor, on a rolling three year period, shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expense to exceed the Expense Limitation. If the Fund’s operating expenses subsequently exceed the Expense Limitation, the reimbursements for the Fund shall be suspended.

The following amounts are subject to recapture by the following dates:

	7/31/2016	7/31/2017	7/31/2018	Totals
AAFS	$—	$—	$5,098	$5,098
ACSF	47,421	35,353	49,249	132,023

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the effective date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the six months ended January 31, 2016, the ACSF Fund waived $31,914 in advisory fees.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Funds. The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25% of its average daily net assets for Class A and an annual rate of 1.00% of its average daily net assets for Class C and is paid to Archer Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and-or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A and Class C shares. The Distributor is an affiliate of the Advisor. For the six months ended January 31, 2016, the Distributor received $105,969 of which $15,305 was retained in commissions.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2016

Gemini Fund Services, LLC (“GFS”), provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Blu Giant, LLC (“Blu Giant”) – an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

The Advisor provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between the Advisor and the Trust. The Advisor allocates $50,000 of the CCO compensation to the Trust. The fee is allocated to each of the Funds in the Trust and based upon the relative net assets of the Funds. The fee will be reviewed with the Board on an annual basis or as deemed necessary. Effective June 24, 2015, the Bassett Compliance Consulting Services, LLC (“BCCS’) will provide Chief Compliance Officer (“CCO”) to the Trust. Under the terms of such agreement, BCCS receives customary fees from the Funds.

6.	REDEMPTION FEES

The Funds, except for AASF, may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs. For the six months ended January 31, 2016, ADBF, ADTF, AASF, AMFSF and ACSF assessed $69, $1,870, $0, $201 and $7 respectively, in redemption fees.

7.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in the Fidelity Institutional Money Market Fund (“FMPXX”). FMPXX is an institutional money market fund and is registered under the 1940 Act, as an open-end management investment company. The Fund may redeem its investment in FMPXX at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund may be directly affected by the performance of short-term U.S. Treasury and government securities. The financial statements of the FMPXX, including the portfolio of investments, can be found at FMPXX website, www.fidelity.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of January 31, 2016, the percentage of the Fund’s net assets invested in FMPXX was 25.7%.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2016

8.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Companies which are affiliates of a Fund at January 31, 2016 are noted in the Funds’ Consolidated Portfolios of Investments. Transactions during the six months ended January 31, 2016 with companies which are affiliates are as follows for the ADBF Fund:

						Dividends
		Value - Beginning				Credited to	Value - End
Cusip	Description	of Year	Purchases	Sales Proceeds	Realized Gains	Income	of Year
464286301	iShares MSCI Belgium Capped ETF	$9,381,209	$30,727	$2,291,613	$(86,346)	$35,188	$6,771,319

9.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the year ended July 31, 2015 was as follows:

For the year ended July 31, 2015:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
ADBF	$2,734,228	$28,165,837	$—	$30,900,065
ADTF	659,651	571,866	—	1,231,517
AASF	197,933	—	—	197,933
AMFSF	—	—	—	—
ACSF	195,104	—	—	195,104

There were no distributions for the year ended July 31, 2014.

As of July 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
	Income	Capital Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
ADBF	$—	$10,976,611	$—	$(1,639,253)	$—	$14,209,843	$23,547,201
ADTF	2,481,812	1,258,870	—	(1,116,219)	—	26,799,674	29,424,137
AASF	—	—	(1,408,088)	(2,664,893)	(659,579)	—	(4,732,560)
AMFSF	780,880	—	(653,907)	(24,302,453)	(13,774)	—	(24,189,254)
ACSF	—	—	(151,248)	(5,704,861)	(65,329)	(4,225)	(5,925,663)

The difference between book basis and tax basis unrealized appreciation (depreciation), accumulated net investment income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to adjustments for the Funds’ wholly owned subsidiaries, tax deferral of losses on wash sales and mark-to-market on open futures and swap contracts.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2016

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
ADBF	$—
ADTF	—
AASF	131,120
AMFSF	—
ACSF	62,072

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
ADBF	$—
ADTF	—
AASF	528,459
AMFSF	13,774
ACSF	3,257

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. At July 31, 2015, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Short-Term	Long-Term	Total	Expiration
ADBF	$—	$—	$—
ADTF	—	—	—
AASF	1,408,088	—	1,408,088	July 31, 2018
	—	—	—
	1,408,088	—	1,408,088
AMFSF	123,374	—	123,374	July 31, 2019
	406,062	124,471	530,533	No Expiration
	529,436	124,471	653,907
ACSF	30,096	—	30,096	July 31, 2019
	108,235	12,917	121,152	No Expiration
	138,331	12,917	151,248

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2016

Permanent book and tax differences, primarily attributable to the differing book/ tax treatment of net operating losses, the reclassification of Fund distributions, swap gains and losses, and tax adjustments for real estate investment trusts, resulted in reclassification for the year ended July 31, 2015 as follows:

	Paid	Undistributed	Accumulated
	In	Ordinary	Net Realized
	Capital	Income (Loss)	Gains (Loss)
ADBF	$—	$(3,867)	$3,867
ADTF	—	—	—
AASF	—	(186,538)	186,538
AMFSF	—	—	—
ACSF	(76,235)	76,235	—

10.	NEW ACCOUNTING PRONOUNCEMENTS

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)”. The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and related disclosures.

11.	SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Consolidated Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

The Arrow Funds
EXPENSE EXAMPLES (Unaudited)
January 31, 2016

As a shareholder of the Arrow DWA Balanced Fund, the Arrow DWA Tactical Fund, the Arrow Alternative Solutions Fund, the Arrow Managed Futures Strategy Fund or the Arrow Commodity Strategy Fund you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Arrow Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2015 through January 31, 2016.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each of the Arrow Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Expense Ratio
	Value	Value	During Period*	During Period**
Actual	8/1/15	1/31/16	8/1/15 – 1/31/16	8/1/15 – 1/31/16
DWA Balanced Class A	$1,000.00	$ 919.60	$7.50	1.55%
DWA Balanced Class C	1,000.00	915.30	11.10	2.31
DWA Balanced Institutional Class	1,000.00	920.70	6.29	1.30
DWA Tactical Class A	1,000.00	912.60	7.12	1.48
DWA Tactical Class C	1,000.00	908.70	5.66	2.23
DWA Tactical Institutional Class	1,000.00	913.70	5.92	1.23
Alternative Solutions Class A	1,000.00	1,007.30	6.00	1.19
Alternative Solutions Class C	1,000.00	1,003.80	9.77	1.94
Alternative Solutions Institutional Class	1,000.00	1,008.50	4.75	0.94
Managed Futures Strategy Class A	1,000.00	1,003.30	7.20	1.43
Managed Futures Strategy Class C	1,000.00	1,000.10	10.96	2.18
Managed Futures Strategy Institutional Class	1,000.00	1,004.80	5.95	1.18
Commodity Strategy Class A	1,000.00	881.10	9.46	2.00
Commodity Strategy Class C	1,000.00	877.50	12.98	2.75
Commodity Strategy Institutional Class	1,000.00	881.10	8.27	1.75

The Arrow Funds
EXPENSE EXAMPLES (Unaudited)(Continued)
January 31, 2016

	Beginning
	Account	Ending	Expenses Paid	Expense Ratio
Hypothetical	Value	Account Value	During Period*	During Period**
(5% return before expenses)	8/1/15	1/31/16	8/1/15 – 1/31/16	8/1/15 – 1/31/16
DWA Balanced Class A	$1,000.00	$1,017.32	$ 7.88	1.55%
DWA Balanced Class C	1,000.00	1,013.55	11.67	2.31
DWA Balanced Institutional Class	1,000.00	1,018.59	6.61	1.30
DWA Tactical Class A	1,000.00	1,017.70	7.51	1.48
DWA Tactical Class C	1,000.00	1,013.93	11.29	2.23
DWA Tactical Institutional Class	1,000.00	1,018.95	6.24	1.23
Alternative Solutions Class A	1,000.00	1,019.15	6.04	1.19
Alternative Solutions Class C	1.000.00	1,015.38	9.83	1.94
Alternative Solutions Institutional Class	1,000.00	1,020.41	4.77	0.94
Managed Futures Strategy Class A	1,000.00	1,017.95	7.25	1.43
Managed Futures Strategy Class C	1,000.00	1,014.18	11.04	2.18
Managed Futures Strategy Institutional Class	1,000.00	1,019.20	5.99	1.18
Commodity Strategy Class A	1,000.00	1,015.08	10.13	2.00
Commodity Strategy Class C	1,000.00	1,011.31	13.90	2.75
Commodity Strategy Institutional Class	1,000.00	1,016.34	8.87	1.75

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (366).

**	Annualized.

The Arrow Funds
SUPPLEMENTAL INFORMATION (Unaudited)
January 31, 2016

Renewal of the Investment Advisory Agreement between Arrow Investments Trust and the Advisor

At an in person meeting held September 1, 2015, the Board of Trustees (the “Board” or the “Trustees”) including the Trustees who are not “interested persons”, as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Arrow Investments Trust (the “Trust”) and Arrow Investment Advisors, LLC (the “Advisor”), with respect to the Arrow Alternative Solutions Fund (“Alternative Solutions”), the Arrow DWA Balanced Fund (“DWA Balanced”), the Arrow DWA Tactical Fund (“DWA Tactical”), the Arrow Managed Futures Strategy Fund (“Managed Futures Strategy”) and the Arrow Commodity Strategy Fund (“Commodity Strategy Fund”), (each a “Fund” and together, the “Funds”). In its consideration of renewal of the Advisory Agreement, the Board did not identify any single factor as all-important or controlling, and the following summarizes matters considered.

Nature, Extent and Quality of Services. The Board examined the nature, extent and quality of the services provided by the Advisor to the Funds. The Trustees discussed the change in personnel in the Advisor and the change in its chief compliance officer. During deliberations, they noted that there was strong communication between the Advisor and the Board. They discussed the recent SEC examination of the Advisor, stating that the results were generally positive. It was noted that there were no material compliance issues since the last renewal and that the Advisor continued to expand its relationships with registered investment Advisors and broker dealers to benefit shareholders. The Trustees noted that the Advisor had reported no litigation or administrative actions during the last 12 months. It was the consensus of the Trustees that they were satisfied with the nature, extent and quality of the services provided to the Funds under the Advisory Agreement.

Fees and Expenses. The Trustees reviewed information regarding the advisory fees charged by the Advisor relative to comparative fees charged by advisers to a peer group of funds. With respect to DWA Balanced, they noted the management fee of 1.00% and expense ratio of 1.27% were above the peer group average of 0.83% and 1.10%, respectively. With respect to the Alternative Solutions, they noted the management fee of 0.75% is well below the average of 1.11% for the peer group, and the Fund expense ratio of 1.40% is in line with the average of 1.38% for the peer group and is in line with other products managed with an active tactical approach. The Advisor has implemented a fee cap at 1.40%. As to DWA Tactical, the Trustees noted the management fee of 1.00% is equal to the average fee of the peer group, and that the Fund’s expense ratio of 1.24% is slightly below the average of 1.32%. The Trustees noted that the fees and expenses appeared to be reasonable based on the asset class. As to Managed Futures Strategy, they noted the management fee of 0.85% was less than the average fee of the peer group and Morningstar category. Finally, with respect to the Commodity Strategy Fund, they noted the management fee of 0.80% is below the average of 0.82% for the peer group, but noted that the Fund’s expense ratio of 1.75% is above the average of 1.25% for the peer group due to the low asset base in the Fund. After further discussion, in consideration

The Arrow Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
January 31, 2016

of the comparative fees reviewed and discussed, and the level of service provided to the Funds, the Trustees agreed that each Fund’s management fee was reasonable.

Performance. The Board considered the Advisor’s past performance, as well as other factors relating to the Advisor’s track record with respect to the Funds. With respect to DWA Balanced, it was noted that the one-year return of 1.79% outperformed the peer average of 1.06%, but underperformed its peer group average over three-year and five-year periods. DWA Balanced returns underperformed the Morningstar Moderate Allocation category over the one, three and five-year periods. With respect to DWA Tactical, returns significantly outperformed the peer group average over the one, three and five-year periods. It was noted that the Fund also outperformed the Morningstar World Allocation Category for the one, three and five year periods. With respect to the Managed Futures Strategy, the Trustees noted that the Fund had underperformed its peer group average. They discussed plans to revise the strategy going forward. With respect to Alternative Solutions, it was noted that the Fund’s strategy changed in March 2014 in an effort to provide a tactical long, flat and short exposure to three different fixed income baskets of high yield, credit default, and government bonds based on the ProfitScore Alternative Income Index. It was noted, since the change, the Fund had performed well, outperforming 90% of the funds in the non-traditional bond category. Finally, with respect to the Commodity Strategy Fund, the Board discussed that commodities have performed poorly overall during the equity market rally of the past several years. The Advisor stated that there are no plans to change the investment strategy. The Trustees concluded that the performance of each Fund was acceptable.

Economies of Scale. The Trustees considered whether the Advisor has realized or will realize economies of scale with respect to the management of the Funds. They continued to review the Advisor’s projections for asset growth for each Fund over the next 12 months, and discussed the expense limitation agreements currently in place. It was the consensus of the Board that, given the projected asset growth and in light of the benefits currently being passed on to shareholders through the expense limitation agreements, the absence of breakpoints with respect to each Fund was reasonable and acceptable at this time.

Profitability. The Board considered the expenses of the Advisor, and estimated profits realized by the Advisor in connection with the operation of each Fund and whether the amount of profit is a fair entrepreneurial profit with respect to the advisory services provided to the Funds. The Board also noted the Advisor does not realize additional benefits in the form of soft dollars or similar benefits, although the affiliated distributor receives 12b-1 fees. The Board reviewed the profitability analysis provided by the Advisor

Conclusion. Having requested and received such information from the Advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of Counsel, the Trustees concluded that the fee structure is reasonable and that renewal of the Advisory Agreement is in the best interests of the future shareholders of the Funds.

PRIVACY NOTICE

Arrow Investments Trust

FACTS	WHAT DOES ARROW INVESTMENTS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Arrow Investments Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Arrow Investments Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-877-277-6933

PRIVACY NOTICE

Arrow Investments Trust

What we do:
How does Arrow Investments Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Arrow Investments Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Arrow Investments Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Arrow Investments Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Arrow Investments Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-277-6933 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-277-6933.

INVESTMENT ADVISOR
Arrow Investment Advisors, LLC
6100 Chevy Chase Drive, Suite 100
Laurel, MD 20707

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/ President

Date 4/11/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/ President

Date 4/11/16

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/ Treasurer

Date 4/11/16